Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	2,165	$77,420
Aerojet Rocketdyne Holdings Inc.	4,605	217,264
Aerovironment Inc.(a)	1,401	141,641
Astra Space Inc.(a)(b)	1,976	16,539
Astronics Corp.(a)	1,620	27,670
BWX Technologies Inc.	5,830	334,817
Curtiss-Wright Corp.	2,508	296,696
Ducommun Inc.(a)	652	35,175
Hexcel Corp.(a)	5,222	284,181
Kaman Corp.	1,793	79,520
Kratos Defense & Security Solutions Inc.(a)	7,750	210,800
Maxar Technologies Inc.	4,498	163,142
Mercury Systems Inc.(a)	3,488	230,208
Moog Inc., Class A	1,866	145,305
National Presto Industries Inc.	316	30,488
PAE Inc.(a)	3,956	35,288
Parsons Corp.(a)(b)	1,464	56,540
Spirit AeroSystems Holdings Inc., Class A	6,598	285,100
Triumph Group Inc.(a)	3,878	73,876
Vectrus Inc.(a)	778	35,236
Virgin Galactic Holdings Inc.(a)	8,268	247,957
		3,024,863
Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)(b)	3,785	91,597
Atlas Air Worldwide Holdings Inc.(a)	1,720	115,188
Echo Global Logistics Inc.(a)	1,658	51,282
Forward Air Corp.	1,726	152,648
Hub Group Inc., Class A(a)	2,114	140,116
		550,831
Airlines — 0.4%
Allegiant Travel Co.(a)	905	172,059
Frontier Group Holdings Inc.(a)	1,916	28,242
Hawaiian Holdings Inc.(a)	3,276	64,636
JetBlue Airways Corp.(a)	19,718	291,629
Mesa Air Group Inc.(a)	2,034	18,143
SkyWest Inc.(a)	3,203	129,689
Spirit Airlines Inc.(a)	6,796	183,356
Sun Country Airlines Holdings Inc.(a)	1,400	45,486
		933,240
Auto Components — 1.2%
Adient PLC(a)	5,881	247,767
American Axle & Manufacturing Holdings Inc.(a)	7,156	69,342
Cooper-Standard Holdings Inc.(a)	1,094	28,499
Dana Inc.	9,076	219,276
Dorman Products Inc.(a)	1,764	178,429
Fox Factory Holding Corp.(a)	2,604	420,650
Gentherm Inc.(a)	2,067	171,416
Goodyear Tire & Rubber Co. (The)(a)	17,371	272,898
LCI Industries	1,570	228,937
Luminar Technologies Inc.(a)	12,424	228,602
Modine Manufacturing Co.(a)	3,313	55,426
Patrick Industries Inc.	1,412	116,674
Standard Motor Products Inc.	1,227	51,240
Stoneridge Inc.(a)	1,704	49,331
Superior Industries International Inc.(a)	1,705	14,492
Tenneco Inc., Class A(a)	4,158	72,391
Veoneer Inc.(a)(b)	5,931	185,759
Visteon Corp.(a)	1,746	199,131

Security	Shares	Value

Auto Components (continued)
XL Fleet Corp.(a)(b)	6,285	$43,869
XPEL Inc.(a)	999	92,507
		2,946,636
Automobiles — 0.2%
Arcimoto Inc.(a)(b)	1,445	23,626
Canoo Inc.(a)(b)	8,969	72,918
Fisker Inc.(a)(b)	9,980	160,878
Lordstown Motors Corp., Class A(a)(b)	6,667	41,602
Winnebago Industries Inc.	2,122	152,508
Workhorse Group Inc.(a)(b)	6,641	76,637
		528,169
Banks — 6.9%
1st Source Corp.	1,082	49,545
Allegiance Bancshares Inc.	1,023	37,309
Ameris Bancorp.	4,027	195,752
Associated Banc-Corp.	9,483	187,763
Atlantic Capital Bancshares Inc.(a)	1,541	36,984
Atlantic Union Bankshares Corp.	5,548	196,788
Banc of California Inc.	2,780	47,594
BancFirst Corp.	1,462	81,112
Bancorp. Inc. (The)(a)	2,833	66,207
BancorpSouth Bank	5,370	138,546
Bank of Hawaii Corp.	2,792	233,718
Bank OZK	7,723	314,403
BankUnited Inc.	4,437	175,616
Banner Corp.	1,393	73,885
Berkshire Hills Bancorp. Inc.	2,558	69,168
BOK Financial Corp.	2,114	177,597
Brookline Bancorp. Inc.	2,759	39,647
Bryn Mawr Bank Corp.	1,592	62,295
Byline Bancorp Inc.	2,061	50,721
Cadence BanCorp.	6,012	114,228
Camden National Corp.	1,298	58,111
Cathay General Bancorp.	4,659	176,436
Central Pacific Financial Corp.	509	13,030
CIT Group Inc.	6,237	300,873
City Holding Co.	657	49,709
Columbia Banking System Inc.	4,143	144,756
Community Bank System Inc.	3,105	222,442
Community Trust Bancorp. Inc.	1,433	56,976
ConnectOne Bancorp. Inc.	2,687	70,668
CrossFirst Bankshares Inc.(a)	3,524	48,666
Customers Bancorp. Inc.(a)	1,698	61,502
CVB Financial Corp.	7,385	140,758
Dime Community Bancshares Inc.	2,200	72,644
Eagle Bancorp. Inc.	1,437	79,078
Eastern Bankshares Inc.	12,086	220,570
Enterprise Financial Services Corp.	2,366	105,453
FB Financial Corp.	2,413	91,236
Financial Institutions Inc.	1,479	43,542
First BanCorp./Puerto Rico	2,140	25,958
First Bancorp./Southern Pines NC	1,024	40,960
First Bancshares Inc. (The)	1,657	63,911
First Busey Corp.	3,065	72,334
First Commonwealth Financial Corp.	3,433	45,213
First Financial Bancorp.	3,970	89,325
First Financial Bankshares Inc.	9,058	442,393
First Financial Corp./IN	775	31,039
First Foundation Inc.	3,042	71,700

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Hawaiian Inc.	8,591	$236,510
First Interstate BancSystem Inc., Class A	2,501	104,842
First Merchants Corp.	3,374	137,423
First Midwest Bancorp. Inc.	4,832	86,686
Flushing Financial Corp.	2,525	55,676
FNB Corp.	20,519	235,148
Fulton Financial Corp.	10,091	154,594
German American Bancorp. Inc.	1,744	65,749
Glacier Bancorp. Inc.	6,066	312,763
Great Southern Bancorp. Inc.	1,166	60,667
Great Western Bancorp. Inc.	2,356	72,565
Hancock Whitney Corp.	5,711	249,628
Hanmi Financial Corp.	1,167	21,274
Harborone Bancorp. Inc.	4,415	60,088
Heartland Financial USA Inc.	2,434	111,039
Heritage Commerce Corp.	4,517	48,964
Heritage Financial Corp./WA	1,430	34,592
Hilltop Holdings Inc.	4,248	134,577
Home BancShares Inc./AR	10,119	214,320
Hope Bancorp Inc.	5,522	73,167
Horizon Bancorp Inc./IN	3,444	57,549
Independent Bank Corp.	1,470	103,900
Independent Bank Corp./MI	1,944	40,882
Independent Bank Group Inc.	2,436	169,789
International Bancshares Corp.	3,819	149,247
Investors Bancorp. Inc.	13,026	180,019
Lakeland Bancorp. Inc.	3,140	51,402
Lakeland Financial Corp.	1,745	116,688
Live Oak Bancshares Inc.	1,979	119,116
Metropolitan Bank Holding Corp.(a)(b)	576	40,913
Midland States Bancorp. Inc.	1,800	44,298
National Bank Holdings Corp., Class A	1,445	51,240
NBT Bancorp. Inc.	1,916	66,773
Nicolet Bankshares Inc.(a)(b)	735	53,207
OceanFirst Financial Corp.	4,373	85,274
OFG Bancorp.	1,967	45,438
Old National Bancorp./IN	7,169	115,349
Origin Bancorp Inc.	1,588	64,600
Pacific Premier Bancorp. Inc.	5,451	207,029
PacWest Bancorp.	7,537	300,123
Park National Corp.	963	109,695
Peapack Gladstone Financial Corp.	1,352	43,548
Peoples Bancorp. Inc./OH	1,799	53,053
Pinnacle Financial Partners Inc.	4,874	436,759
Popular Inc.	5,170	376,169
Prosperity Bancshares Inc.	5,954	406,003
QCR Holdings Inc.	1,220	59,890
Renasant Corp.	2,625	92,348
S&T Bancorp. Inc.	1,540	45,353
Sandy Spring Bancorp. Inc.	2,933	121,983
Seacoast Banking Corp. of Florida	2,650	80,534
ServisFirst Bancshares Inc.	3,047	216,581
Silvergate Capital Corp., Class A(a)	1,293	132,920
Simmons First National Corp., Class A	6,251	170,152
South State Corp.	4,485	308,747
Southside Bancshares Inc.	1,516	54,637
Sterling Bancorp./DE	12,707	275,869
Stock Yards Bancorp. Inc.	1,546	73,651
Synovus Financial Corp.	9,606	392,885
Texas Capital Bancshares Inc.(a)	3,234	203,677
Security	Shares	Value

Banks (continued)
Tompkins Financial Corp.	899	$68,998
Towne Bank/Portsmouth VA	4,011	119,568
TriCo Bancshares	2,039	80,398
TriState Capital Holdings Inc.(a)	2,058	41,798
Triumph Bancorp. Inc.(a)	1,409	108,014
Trustmark Corp.	4,543	136,381
UMB Financial Corp.	2,858	267,509
Umpqua Holdings Corp.	13,692	258,368
United Bankshares Inc./WV	8,674	299,600
United Community Banks Inc./GA	5,015	144,482
Univest Financial Corp.	1,823	49,877
Valley National Bancorp.	25,189	324,686
Veritex Holdings Inc.	2,345	78,675
Washington Trust Bancorp. Inc.	1,399	68,201
Webster Financial Corp.	5,822	280,038
WesBanco Inc.	4,752	153,395
Westamerica Bancorp.	1,491	82,825
Wintrust Financial Corp.	3,765	268,821
		16,207,357
Beverages — 0.2%
Celsius Holdings Inc.(a)	2,043	140,211
Coca-Cola Consolidated Inc.	288	114,955
Duckhorn Portfolio Inc. (The)(a)(b)	1,300	28,561
MGP Ingredients Inc.	840	50,106
National Beverage Corp.	1,451	65,846
NewAge Inc.(a)	9,061	17,307
		416,986
Biotechnology — 6.7%
4D Molecular Therapeutics Inc.(a)	603	14,997
ACADIA Pharmaceuticals Inc.(a)	7,347	158,916
Adamas Pharmaceuticals Inc.(a)	2,771	13,245
ADMA Biologics Inc.(a)	9,089	14,088
Adverum Biotechnologies Inc.(a)	6,230	14,142
Agenus Inc.(a)(b)	11,241	58,228
Agios Pharmaceuticals Inc.(a)	3,159	151,916
Akebia Therapeutics Inc.(a)	10,641	26,283
Akero Therapeutics Inc.(a)	1,174	25,171
Akouos Inc.(a)	1,003	10,903
Albireo Pharma Inc.(a)	1,185	33,903
Aldeyra Therapeutics Inc.(a)	3,726	33,161
Alector Inc.(a)	3,360	80,758
Aligos Therapeutics Inc.(a)(b)	702	10,228
Alkermes PLC(a)	10,074	260,614
Allakos Inc.(a)	2,014	160,234
Allogene Therapeutics Inc.(a)(b)	4,189	91,949
Allovir Inc.(a)	935	17,896
Altimmune Inc.(a)	1,998	18,122
ALX Oncology Holdings Inc.(a)	726	42,515
Amicus Therapeutics Inc.(a)	16,730	155,422
AnaptysBio Inc.(a)	1,384	31,804
Anavex Life Sciences Corp.(a)(b)	4,338	77,867
Anika Therapeutics Inc.(a)	916	36,759
Annexon Inc.(a)	898	18,912
Apellis Pharmaceuticals Inc.(a)	3,564	228,060
Applied Genetic Technologies Corp./DE(a)(b)	2,913	10,487
Applied Molecular Transport Inc.(a)(b)	1,096	30,721
Applied Therapeutics Inc.(a)	1,152	19,826
AquaBounty Technologies Inc.(a)(b)	3,763	18,627
Arbutus Biopharma Corp.(a)(b)	4,923	13,243

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Arcturus Therapeutics Holdings Inc.(a)(b)	1,330	$41,642
Arcus Biosciences Inc.(a)	2,851	89,550
Arcutis Biotherapeutics Inc.(a)	1,779	41,504
Ardelyx Inc.(a)(b)	4,952	8,616
Arena Pharmaceuticals Inc.(a)	3,820	236,305
Assembly Biosciences Inc.(a)	2,556	8,869
Atara Biotherapeutics Inc.(a)	5,358	68,315
Athenex Inc.(a)	4,957	18,688
Athersys Inc.(a)(b)	13,383	21,814
Atossa Therapeutics Inc.(a)(b)	7,929	23,708
Atreca Inc., Class A(a)	1,988	10,914
AVEO Pharmaceuticals Inc.(a)(b)	2,043	10,562
Avid Bioservices Inc.(a)	3,600	92,340
Avidity Biosciences Inc.(a)	971	18,750
Avita Medical Inc.(a)(b)	1,615	29,926
Avrobio Inc.(a)	2,425	17,848
Beam Therapeutics Inc.(a)	1,817	167,164
BioAtla Inc.(a)(b)	681	27,914
BioCryst Pharmaceuticals Inc.(a)(b)	10,951	176,530
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,330	419,613
Bioxcel Therapeutics Inc.(a)	989	25,309
Black Diamond Therapeutics Inc.(a)(b)	898	8,585
Bluebird Bio Inc.(a)(b)	4,268	108,450
Blueprint Medicines Corp.(a)(b)	3,635	319,407
Bolt Biotherapeutics Inc.(a)	840	9,366
Brooklyn ImmunoTherapeutics Inc.(a)(b)	1,384	15,902
C4 Therapeutics Inc.(a)	883	38,093
Cardiff Oncology Inc.(a)	1,562	8,310
CareDx Inc.(a)(b)	3,271	274,895
Catalyst Pharmaceuticals Inc.(a)	5,863	34,240
Celldex Therapeutics Inc.(a)	2,466	107,888
CEL-SCI Corp.(a)(b)	2,609	20,950
Cerevel Therapeutics Holdings Inc.(a)	3,159	77,838
ChemoCentryx Inc.(a)(b)	3,287	48,582
Chimerix Inc.(a)	4,400	29,172
Chinook Therapeutics Inc.(a)	2,490	32,445
Clene Inc.(a)(b)	1,344	11,558
Clovis Oncology Inc.(a)(b)	6,391	30,869
Codiak Biosciences Inc.(a)	600	10,380
Cogent Biosciences Inc.(a)	2,251	13,506
Coherus Biosciences Inc.(a)	4,386	57,237
Concert Pharmaceuticals Inc.(a)	1,788	5,954
Corbus Pharmaceuticals Holdings Inc.(a)	7,815	10,707
Cortexyme Inc.(a)(b)	855	48,316
Crinetics Pharmaceuticals Inc.(a)	1,689	30,368
Cue Biopharma Inc.(a)	1,932	20,131
Cullinan Oncology Inc.(a)	860	19,720
Curis Inc.(a)	5,071	38,489
Cytokinetics Inc.(a)	5,077	150,685
CytomX Therapeutics Inc.(a)	3,751	20,293
Deciphera Pharmaceuticals Inc.(a)	2,602	79,335
Denali Therapeutics Inc.(a)(b)	5,063	258,365
Dermtech Inc.(a)	1,513	50,928
Design Therapeutics Inc.(a)	811	12,554
Dicerna Pharmaceuticals Inc.(a)	4,171	156,454
Dynavax Technologies Corp.(a)(b)	6,523	60,925
Dyne Therapeutics Inc.(a)	1,083	19,570
Eagle Pharmaceuticals Inc./DE(a)	734	34,131
Editas Medicine Inc.(a)(b)	4,272	178,826
Eiger BioPharmaceuticals Inc.(a)	2,308	18,372
Security	Shares	Value

Biotechnology (continued)
Emergent BioSolutions Inc.(a)	2,849	$187,749
Enanta Pharmaceuticals Inc.(a)	1,197	50,573
Epizyme Inc.(a)(b)	6,068	40,231
Evelo Biosciences Inc.(a)	1,759	16,200
FibroGen Inc.(a)	5,351	69,563
Flexion Therapeutics Inc.(a)	3,029	17,962
Forma Therapeutics Holdings Inc.(a)(b)	1,335	30,558
Forte Biosciences Inc.(a)(b)	711	21,302
Fortress Biotech Inc.(a)(b)	4,864	15,127
Frequency Therapeutics Inc.(a)(b)	2,133	17,768
G1 Therapeutics Inc.(a)	2,106	36,455
Gemini Therapeutics Inc.(a)(b)	1,917	7,802
Generation Bio Co.(a)(b)	1,411	30,675
Geron Corp.(a)	21,751	26,536
Global Blood Therapeutics Inc.(a)	3,982	108,828
Gossamer Bio Inc.(a)	3,321	26,103
Gritstone bio Inc.(a)	1,444	9,646
Halozyme Therapeutics Inc.(a)	8,336	344,527
Harpoon Therapeutics Inc.(a)	1,248	12,218
Heron Therapeutics Inc.(a)	5,852	72,331
Homology Medicines Inc.(a)	2,924	18,597
Humanigen Inc.(a)(b)	3,020	48,682
iBio Inc.(a)(b)	14,447	17,914
Ideaya Biosciences Inc.(a)	1,246	30,527
IGM Biosciences Inc.(a)	464	31,557
Immunic Inc.(a)(b)	865	7,638
ImmunityBio Inc.(a)	4,615	50,580
ImmunoGen Inc.(a)	12,766	71,617
Immunovant Inc.(a)	3,288	34,392
Infinity Pharmaceuticals Inc.(a)	6,095	12,921
Inhibrx Inc.(a)	363	10,331
Inovio Pharmaceuticals Inc.(a)(b)	13,202	110,897
Insmed Inc.(a)	7,129	175,373
Instil Bio Inc.(a)	1,115	16,781
Intellia Therapeutics Inc.(a)	4,124	584,989
Intercept Pharmaceuticals Inc.(a)(b)	1,745	30,154
Invitae Corp.(a)	11,369	318,218
Ionis Pharmaceuticals Inc.(a)	8,839	328,280
Iovance Biotherapeutics Inc.(a)	8,994	200,296
Ironwood Pharmaceuticals Inc.(a)	10,185	135,155
iTeos Therapeutics Inc.(a)	645	15,499
IVERIC bio Inc.(a)(b)	5,225	45,092
Jounce Therapeutics Inc.(a)	2,042	10,292
Kadmon Holdings Inc.(a)	10,625	39,950
KalVista Pharmaceuticals Inc.(a)(b)	1,211	24,390
Karuna Therapeutics Inc.(a)	1,184	135,237
Karyopharm Therapeutics Inc.(a)(b)	4,256	35,452
Keros Therapeutics Inc.(a)	580	21,344
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,716	26,306
Kinnate Biopharma Inc.(a)	849	18,321
Kodiak Sciences Inc.(a)	1,995	167,261
Kronos Bio Inc.(a)(b)	893	18,262
Krystal Biotech Inc.(a)	1,122	65,570
Kura Oncology Inc.(a)	4,210	79,737
Kymera Therapeutics Inc.(a)	864	51,996
Lexicon Pharmaceuticals Inc.(a)	4,224	14,953
Ligand Pharmaceuticals Inc.(a)	1,044	118,504
Lineage Cell Therapeutics Inc.(a)	10,780	28,351
MacroGenics Inc.(a)(b)	3,813	95,172
Madrigal Pharmaceuticals Inc.(a)(b)	636	55,536

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Magenta Therapeutics Inc.(a)	1,794	$12,773
MannKind Corp.(a)(b)	15,814	64,837
MEI Pharma Inc.(a)	5,410	14,607
MeiraGTx Holdings PLC(a)	1,959	27,406
Mersana Therapeutics Inc.(a)	3,608	39,688
MiMedx Group Inc.(a)(b)	6,239	76,490
Mirum Pharmaceuticals Inc.(a)	1,041	15,042
Molecular Templates Inc.(a)	2,717	19,019
Morphic Holding Inc.(a)(b)	943	54,336
Mustang Bio Inc.(a)(b)	4,909	14,187
Myovant Sciences Ltd.(a)(b)	2,554	52,408
Myriad Genetics Inc.(a)	4,892	154,734
Neoleukin Therapeutics Inc.(a)	1,952	13,644
Nkarta Inc.(a)	1,088	34,555
Nurix Therapeutics Inc.(a)	876	26,928
Ocugen Inc.(a)(b)	12,339	82,795
Olema Pharmaceuticals Inc.(a)	774	18,174
Oncocyte Corp.(a)	5,009	25,746
Oncternal Therapeutics Inc.(a)	3,010	11,739
OPKO Health Inc.(a)(b)	27,471	94,500
Organogenesis Holdings Inc., Class A(a)	3,113	47,753
ORIC Pharmaceuticals Inc.(a)(b)	788	13,120
Outlook Therapeutics Inc.(a)	6,204	14,021
Ovid therapeutics Inc.(a)(b)	2,715	10,127
Passage Bio Inc.(a)	1,393	16,437
PDS Biotechnology Corp.(a)	1,414	15,087
PMV Pharmaceuticals Inc.(a)(b)	798	27,140
Praxis Precision Medicines Inc.(a)	1,050	16,380
Precigen Inc.(a)	6,090	33,434
Precision BioSciences Inc.(a)(b)	3,044	30,014
Prelude Therapeutics Inc.(a)(b)	768	24,607
Prometheus Biosciences Inc.(a)(b)	700	14,679
Protagonist Therapeutics Inc.(a)	2,517	124,415
Prothena Corp. PLC(a)	1,788	89,579
PTC Therapeutics Inc.(a)	4,471	171,373
Puma Biotechnology Inc.(a)	2,340	17,597
Radius Health Inc.(a)	3,030	45,844
RAPT Therapeutics Inc.(a)(b)	668	20,488
Recursion Pharmaceuticals Inc., Class A(a)(b)	1,362	41,337
REGENXBIO Inc.(a)	2,282	73,754
Relay Therapeutics Inc.(a)	1,295	42,010
Replimune Group Inc.(a)(b)	1,663	54,430
REVOLUTION Medicines Inc.(a)	3,022	86,550
Rhythm Pharmaceuticals Inc.(a)	2,348	40,597
Rigel Pharmaceuticals Inc.(a)	10,958	43,832
Rocket Pharmaceuticals Inc.(a)	2,817	100,905
Rubius Therapeutics Inc.(a)	2,792	60,000
Sage Therapeutics Inc.(a)(b)	3,255	142,341
Sana Biotechnology Inc.(a)(b)	1,559	25,396
Sangamo Therapeutics Inc.(a)	7,560	72,425
Sarepta Therapeutics Inc.(a)	4,986	337,951
Scholar Rock Holding Corp.(a)	1,423	44,469
Selecta Biosciences Inc.(a)	5,778	19,992
Seres Therapeutics Inc.(a)	3,538	25,120
Sesen Bio Inc.(a)(b)	11,173	41,675
Shattuck Labs Inc.(a)	830	18,293
Silverback Therapeutics Inc.(a)	800	24,224
Solid Biosciences Inc.(a)	4,230	11,802
Sorrento Therapeutics Inc.(a)(b)	15,276	125,416
Spectrum Pharmaceuticals Inc.(a)	10,580	34,068
Security	Shares	Value

Biotechnology (continued)
Spero Therapeutics Inc.(a)(b)	1,703	$22,718
SpringWorks Therapeutics Inc.(a)	1,730	148,261
SQZ Biotechnologies Co.(a)(b)	412	4,985
Stoke Therapeutics Inc.(a)	1,303	37,305
Surface Oncology Inc.(a)	1,471	8,841
Sutro Biopharma Inc.(a)(b)	2,290	38,999
Syndax Pharmaceuticals Inc.(a)	2,252	32,834
Syros Pharmaceuticals Inc.(a)	3,797	17,542
T2 Biosystems Inc.(a)(b)	10,403	10,715
Taysha Gene Therapies Inc.(a)(b)	482	8,334
TCR2 Therapeutics Inc.(a)	1,783	22,181
TG Therapeutics Inc.(a)(b)	7,251	253,713
Tonix Pharmaceuticals Holding Corp.(a)(b)	22,063	15,797
Translate Bio Inc.(a)	4,425	122,307
Travere Therapeutics Inc.(a)	3,551	48,826
Trevena Inc.(a)(b)	9,144	12,162
Turning Point Therapeutics Inc.(a)	2,716	173,335
Twist Bioscience Corp.(a)	2,611	321,284
uniQure NV(a)	2,485	72,090
Vanda Pharmaceuticals Inc.(a)	3,565	58,145
Vaxart Inc.(a)(b)	7,611	54,723
Vaxcyte Inc.(a)	1,022	22,157
Veracyte Inc.(a)	4,242	189,024
Verastem Inc.(a)	10,205	32,962
Vericel Corp.(a)	2,917	154,426
Viking Therapeutics Inc.(a)	4,693	28,862
Vir Biotechnology Inc.(a)	4,140	147,591
Viracta Therapeutics Inc.(a)	1,268	13,339
VistaGen Therapeutics Inc.(a)(b)	11,669	31,040
Vor BioPharma Inc.(a)	715	8,952
Voyager Therapeutics Inc.(a)(b)	2,042	6,432
XBiotech Inc.	874	14,159
Xencor Inc.(a)	3,752	115,487
XOMA Corp.(a)	741	24,008
Y-mAbs Therapeutics Inc.(a)	1,732	57,329
Zentalis Pharmaceuticals Inc.(a)	900	47,889
ZIOPHARM Oncology Inc.(a)(b)	14,117	32,046
		15,814,042
Building Products — 1.0%
AAON Inc.	2,531	157,302
American Woodmark Corp.(a)	1,094	81,230
Apogee Enterprises Inc.	1,656	65,694
Armstrong World Industries Inc.	2,957	319,888
Cornerstone Building Brands Inc.(a)	2,758	46,390
Gibraltar Industries Inc.(a)	2,047	152,870
Griffon Corp.	2,859	66,100
Insteel Industries Inc.	1,224	47,528
JELD-WEN Holding Inc.(a)	5,351	141,694
Masonite International Corp.(a)	1,538	174,040
PGT Innovations Inc.(a)	3,761	84,923
Quanex Building Products Corp.	2,219	55,120
Resideo Technologies Inc.(a)	8,977	264,821
Simpson Manufacturing Co. Inc.	2,660	299,197
UFP Industries Inc.	3,808	282,782
View Inc.(a)(b)	3,922	23,885
		2,263,464
Capital Markets — 2.3%
Affiliated Managers Group Inc.	2,582	409,092
Artisan Partners Asset Management Inc., Class A	3,797	182,598

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Assetmark Financial Holdings Inc.(a)	1,269	$33,121
B. Riley Financial Inc.	1,117	75,465
BGC Partners Inc., Class A	21,389	114,431
Blucora Inc.(a)	3,292	55,503
BrightSphere Investment Group Inc.	3,801	94,987
Cohen & Steers Inc.	1,500	124,815
Coinbase Global Inc., Class A(a)	1,671	395,325
Cowen Inc., Class A	1,724	68,926
Diamond Hill Investment Group Inc.	209	36,000
Donnelley Financial Solutions Inc.(a)	1,873	60,329
Evercore Inc., Class A	2,549	336,978
Federated Hermes Inc.	5,922	192,110
Focus Financial Partners Inc., Class A(a)	3,116	159,944
Freedom Holding Corp./NV(a)(b)	1,007	63,511
GCM Grosvenor Inc., Class A	2,161	21,524
Greenhill & Co. Inc.	972	15,571
Hamilton Lane Inc., Class A	2,039	189,627
Houlihan Lokey Inc.	3,177	283,071
Interactive Brokers Group Inc., Class A	5,029	311,094
Janus Henderson Group PLC	10,621	444,383
Moelis & Co., Class A	3,852	228,231
Open Lending Corp., Class A(a)(b)	5,956	226,328
Oppenheimer Holdings Inc., Class A, NVS	631	28,363
Piper Sandler Cos	951	116,678
PJT Partners Inc., Class A	1,585	123,899
Sculptor Capital Management Inc.	1,326	30,790
StepStone Group Inc., Class A	1,763	80,234
Stifel Financial Corp.	6,541	435,238
StoneX Group Inc.(a)	1,063	68,595
Victory Capital Holdings Inc., Class A	1,085	33,082
Virtu Financial Inc., Class A	4,892	125,920
Virtus Investment Partners Inc.	459	126,744
WisdomTree Investments Inc.	6,984	43,161
		5,335,668
Chemicals — 2.5%
AdvanSix Inc.(a)	1,787	59,775
American Vanguard Corp.	1,787	29,503
Amyris Inc.(a)(b)	11,476	167,320
Ashland Global Holdings Inc.	3,372	286,856
Avient Corp.	5,701	276,613
Balchem Corp.	1,995	269,106
Cabot Corp.	3,563	196,179
Chase Corp.	461	53,720
Chemours Co. (The)	10,298	342,408
Danimer Scientific Inc.(a)	3,935	65,636
Diversey Holdings Ltd.(a)	2,758	46,003
Ecovyst Inc., NVS	3,321	51,675
Element Solutions Inc.	13,509	315,976
Ferro Corp.(a)	5,172	107,578
FutureFuel Corp.	1,973	16,770
GCP Applied Technologies Inc.(a)	2,925	68,006
Hawkins Inc.	1,307	47,457
HB Fuller Co.	3,217	207,883
Huntsman Corp.	12,298	324,790
Ingevity Corp.(a)	2,498	212,180
Innospec Inc.	1,564	138,336
Intrepid Potash Inc.(a)	681	20,634
Koppers Holdings Inc.(a)	1,273	39,094
Kraton Corp.(a)	2,036	77,755
Kronos Worldwide Inc.	1,482	20,615
Security	Shares	Value

Chemicals (continued)
Livent Corp.(a)	9,901	$193,169
Loop Industries Inc.(a)	1,453	15,227
Minerals Technologies Inc.	2,132	171,029
NewMarket Corp.	443	139,948
Olin Corp.	8,927	419,837
PureCycle Technologies Inc.(a)	4,621	68,437
Quaker Chemical Corp.(b)	816	205,420
Rayonier Advanced Materials Inc.(a)	4,074	28,396
Sensient Technologies Corp.	2,586	225,447
Stepan Co.	1,325	156,284
Tredegar Corp.	1,626	21,252
Trinseo SA	2,434	132,312
Tronox Holdings PLC, Class A	6,901	127,185
Valvoline Inc.	11,188	343,248
WR Grace & Co.	3,858	268,517
Zymergen Inc.(a)	684	23,796
		5,981,372
Commercial Services & Supplies — 1.9%
ABM Industries Inc.	4,206	195,537
ACCO Brands Corp.	6,244	55,821
ACV Auctions Inc., Class A(a)	1,229	28,464
ADT Inc.	9,527	99,938
Aqua Metals Inc.(a)	4,584	10,589
Brady Corp., Class A, NVS	3,034	165,899
BrightView Holdings Inc.(a)	2,005	32,140
Brink’s Co. (The)(b)	3,094	238,114
Casella Waste Systems Inc., Class A(a)	2,941	202,282
Cimpress PLC(a)	1,225	125,256
Clean Harbors Inc.(a)	3,135	297,825
CoreCivic Inc.(a)	7,579	77,912
Covanta Holding Corp.	7,414	149,021
Deluxe Corp.	2,665	116,993
Driven Brands Holdings Inc.(a)	1,930	61,413
Ennis Inc.	1,766	34,914
Harsco Corp.(a)	5,005	100,701
Healthcare Services Group Inc.	4,683	122,226
Herman Miller Inc.	4,641	200,259
HNI Corp.	2,814	104,962
Interface Inc.	3,819	55,070
KAR Auction Services Inc.(a)	7,822	128,907
Kimball International Inc., Class B	2,428	30,059
Matthews International Corp., Class A	2,046	70,792
Montrose Environmental Group Inc.(a)(b)	918	49,287
MSA Safety Inc.	2,250	370,080
RR Donnelley & Sons Co.(a)	4,657	28,501
SP Plus Corp.(a)	1,441	47,250
Steelcase Inc., Class A	5,953	81,854
Stericycle Inc.(a)	5,674	400,301
Team Inc.(a)	2,079	12,827
Tetra Tech Inc.	3,359	448,494
U.S. Ecology Inc.(a)	2,089	73,115
UniFirst Corp./MA	940	204,704
Viad Corp.(a)	1,321	60,568
		4,482,075
Communications Equipment — 1.0%
ADTRAN Inc.	3,186	71,398
Applied Optoelectronics Inc.(a)	1,683	13,010
Aviat Networks Inc.(a)(b)	586	21,846
CalAmp Corp.(a)	2,348	28,481

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Calix Inc.(a)	3,537	$165,461
Cambium Networks Corp.(a)	362	15,946
Casa Systems Inc.(a)	1,992	14,960
Clearfield Inc.(a)	709	30,856
CommScope Holding Co. Inc.(a)	12,758	269,959
Comtech Telecommunications Corp.	1,654	41,300
Digi International Inc.(a)	2,101	43,449
EchoStar Corp., Class A(a)	2,779	61,972
EMCORE Corp.(a)	1,995	17,436
Extreme Networks Inc.(a)	8,036	88,476
Harmonic Inc.(a)	6,327	55,994
Infinera Corp.(a)	12,939	128,226
Inseego Corp.(a)	4,276	37,159
Lumentum Holdings Inc.(a)	4,722	396,601
NETGEAR Inc.(a)(b)	1,936	66,308
NetScout Systems Inc.(a)	4,657	133,935
Plantronics Inc.(a)	2,405	75,012
Resonant Inc.(a)(b)	3,447	10,513
Ribbon Communications Inc.(a)	7,563	52,260
ViaSat Inc.(a)	4,253	211,119
Viavi Solutions Inc.(a)	14,131	235,846
		2,287,523
Construction & Engineering — 1.2%
Ameresco Inc., Class A(a)	1,481	101,493
API Group Corp.(a)(b)(c)	9,632	220,765
Arcosa Inc.	3,032	166,032
Argan Inc.	946	42,523
Comfort Systems USA Inc.	2,264	169,234
Construction Partners Inc., Class A(a)(b)	2,247	75,454
Dycom Industries Inc.(a)	1,930	133,942
EMCOR Group Inc.	3,372	410,743
Fluor Corp.(a)	7,935	132,197
Granite Construction Inc.	2,958	113,646
Great Lakes Dredge & Dock Corp.(a)	4,126	63,540
HC2 Holdings Inc.(a)	4,004	14,735
IES Holdings Inc.(a)	1,317	71,658
Matrix Service Co.(a)	1,789	19,518
MYR Group Inc.(a)	1,066	101,942
NV5 Global Inc.(a)(b)	785	74,575
Primoris Services Corp.	3,209	95,949
Sterling Construction Co. Inc.(a)	1,824	40,055
Tutor Perini Corp.(a)(b)	2,637	37,103
Valmont Industries Inc.	1,310	310,405
WillScot Mobile Mini Holdings Corp.(a)	12,496	358,760
		2,754,269
Construction Materials — 0.3%
Eagle Materials Inc.	2,636	372,520
Forterra Inc.(a)	1,155	27,247
Summit Materials Inc., Class A(a)	7,349	246,926
U.S. Concrete Inc.(a)	1,040	75,722
		722,415
Consumer Finance — 1.1%
Credit Acceptance Corp.(a)(b)	718	348,065
Curo Group Holdings Corp.	1,072	16,905
Encore Capital Group Inc.(a)(b)	1,954	92,502
Enova International Inc.(a)	2,395	79,251
EZCORP Inc., Class A, NVS(a)	3,584	20,500
FirstCash Inc.	2,569	203,465
Green Dot Corp., Class A(a)	3,126	144,015
Security	Shares	Value

Consumer Finance (continued)
LendingClub Corp.(a)	6,155	$150,182
LendingTree Inc.(a)	694	135,483
Navient Corp.	11,299	230,839
Nelnet Inc., Class A	1,329	100,074
PRA Group Inc.(a)	2,899	112,452
PROG Holdings Inc.	4,223	184,841
SLM Corp.	20,097	378,426
SoFi Technologies Inc.(a)	28,914	446,432
World Acceptance Corp.(a)(b)	254	48,151
		2,691,583
Containers & Packaging — 0.6%
Graphic Packaging Holding Co.	17,436	334,248
Greif Inc., Class A, NVS	1,683	102,024
Myers Industries Inc.	2,458	52,060
O-I Glass Inc.(a)	9,936	146,953
Pactiv Evergreen Inc.	2,669	38,620
Ranpak Holdings Corp.(a)	2,543	65,152
Silgan Holdings Inc.	4,751	192,511
Sonoco Products Co.	6,143	391,862
		1,323,430
Distributors — 0.1%
Core-Mark Holding Co. Inc.	2,836	122,061
Funko Inc., Class A(a)	1,456	27,169
		149,230
Diversified Consumer Services — 1.0%
2U Inc.(a)	4,668	202,591
Adtalem Global Education Inc.(a)	3,112	113,090
American Public Education Inc.(a)	1,114	32,997
Carriage Services Inc.	1,077	40,043
Coursera Inc.(a)	1,027	36,551
frontdoor Inc.(a)	5,256	257,228
Graham Holdings Co., Class B	253	168,159
Grand Canyon Education Inc.(a)	2,867	264,825
H&R Block Inc.	11,207	275,132
Houghton Mifflin Harcourt Co.(a)	8,059	91,228
Laureate Education Inc., Class A(a)(b)	6,944	102,840
OneSpaWorld Holdings Ltd.(a)	3,559	35,163
Perdoceo Education Corp.(a)	4,480	53,133
Regis Corp.(a)	1,651	13,158
Strategic Education Inc.	1,556	123,375
Stride Inc.(a)	2,600	79,716
Terminix Global Holdings Inc.(a)	7,964	418,110
Vivint Smart Home Inc.(a)(b)	2,932	35,976
WW International Inc.(a)	3,005	92,374
		2,435,689
Diversified Financial Services — 0.1%
A-Mark Precious Metals Inc.	504	25,674
Cannae Holdings Inc.(a)	5,304	176,358
D8 Holdings Corp., Class A(a)(b)	2,462	24,423
		226,455
Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)	763	44,498
AST SpaceMobile Inc.(a)	2,567	27,672
ATN International Inc.	727	31,297
Bandwidth Inc., Class A(a)	1,388	179,968
Cincinnati Bell Inc.(a)	2,009	30,818
Cogent Communications Holdings Inc.	2,622	203,493
Consolidated Communications Holdings Inc.(a)	4,661	35,843
Globalstar Inc.(a)(b)	42,341	58,431

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
IDT Corp., Class B(a)	1,125	$56,025
Iridium Communications Inc.(a)(b)	7,324	309,293
Liberty Latin America Ltd., Class A(a)	2,369	32,337
Liberty Latin America Ltd., Class C, NVS(a)	10,356	143,223
Ooma Inc.(a)	1,396	25,896
ORBCOMM Inc.(a)	5,071	57,252
Radius Global Infrastructure Inc., Class A(a)	3,808	58,377
		1,294,423
Electric Utilities — 0.7%
ALLETE Inc.	3,283	230,861
Hawaiian Electric Industries Inc.	6,756	292,805
IDACORP Inc.	3,103	327,211
MGE Energy Inc.	2,288	178,739
Otter Tail Corp.	2,640	134,086
PNM Resources Inc.	5,350	258,565
Portland General Electric Co.	5,520	269,928
		1,692,195
Electrical Equipment — 1.2%
Acuity Brands Inc.(b)	2,219	389,168
Advent Technologies Holdings Inc.(a)(b)	2,163	16,850
American Superconductor Corp.(a)	1,542	21,665
Array Technologies Inc.(a)	6,848	92,722
Atkore Inc.(a)	2,937	220,598
AZZ Inc.	1,653	87,593
Babcock & Wilcox Enterprises Inc.(a)	4,265	30,537
Beam Global(a)	510	15,591
Bloom Energy Corp., Class A(a)	7,598	165,636
Encore Wire Corp.	1,294	101,488
EnerSys.	2,659	262,337
Eos Energy Enterprises Inc.(a)(b)	2,129	33,042
FTC Solar Inc.(a)	1,393	14,125
FuelCell Energy Inc.(a)	20,190	127,803
GrafTech International Ltd.	9,998	113,677
nVent Electric PLC	10,456	330,514
Powell Industries Inc.	654	19,025
Regal Beloit Corp.	2,498	367,781
Romeo Power Inc.(a)(b)	5,663	39,924
Shoals Technologies Group Inc., Class A(a)	5,763	167,646
Sunworks Inc.(a)	1,793	15,492
Thermon Group Holdings Inc.(a)(b)	2,117	35,269
TPI Composites Inc.(a)	2,064	80,785
Vicor Corp.(a)	1,322	152,836
		2,902,104
Electronic Equipment, Instruments & Components — 2.7%
908 Devices Inc.(a)	454	14,188
Advanced Energy Industries Inc.	2,385	247,444
Aeva Technologies Inc.(a)(b)	5,742	50,300
Airgain Inc.(a)	685	12,501
Akoustis Technologies Inc.(a)	2,760	26,717
Arlo Technologies Inc.(a)	5,319	32,499
Avnet Inc.	6,195	255,977
Badger Meter Inc.	1,822	184,077
Belden Inc.	2,807	137,543
Benchmark Electronics Inc.	2,281	60,218
Coherent Inc.(a)	1,528	375,796
CTS Corp.	2,026	70,890
ePlus Inc.(a)	877	81,087
Fabrinet(a)	2,296	217,018
FARO Technologies Inc.(a)	1,154	84,115
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
II-VI Inc.(a)	6,529	$455,790
Insight Enterprises Inc.(a)	2,271	227,963
Itron Inc.(a)	2,810	277,122
Kimball Electronics Inc.(a)	1,561	31,829
Knowles Corp.(a)	6,285	125,951
Littelfuse Inc.	1,508	401,113
Luna Innovations Inc.(a)	1,882	23,205
Methode Electronics Inc.	2,435	116,466
MicroVision Inc.(a)(b)	9,885	136,117
MICT Inc.(a)(b)	7,089	13,115
Napco Security Technologies Inc.(a)	739	26,124
National Instruments Corp.	8,175	360,599
nLight Inc.(a)	2,390	82,909
Novanta Inc.(a)	2,165	303,988
OSI Systems Inc.(a)	1,041	104,152
Ouster Inc.(a)(b)	4,408	40,510
PAR Technology Corp.(a)	1,506	91,941
PC Connection Inc.	768	36,526
Plexus Corp.(a)	1,784	161,131
Rogers Corp.(a)	1,162	221,477
Sanmina Corp.(a)	4,060	155,985
ScanSource Inc.(a)	1,819	50,186
SYNNEX Corp.	2,602	311,043
TTM Technologies Inc.(a)	6,157	86,136
Velodyne Lidar Inc.(a)(b)	3,640	29,156
Vishay Intertechnology Inc.	8,307	183,834
Vishay Precision Group Inc.(a)	868	31,535
Vontier Corp.	10,460	338,381
Wrap Technologies Inc.(a)(b)	1,499	10,373
		6,285,027
Energy Equipment & Services — 0.9%
Archrock Inc.	8,102	69,758
Aspen Aerogels Inc.(a)	1,816	68,372
Bristow Group Inc.(a)	1,455	37,801
Cactus Inc., Class A	3,390	122,176
ChampionX Corp.(a)	11,657	270,909
Core Laboratories NV	2,879	96,043
DMC Global Inc.(a)	1,165	50,992
Dril-Quip Inc.(a)	2,203	62,962
Frank’s International NV(a)	7,166	19,706
FTS International Inc., Class A(a)	573	11,196
Helix Energy Solutions Group Inc.(a)	8,911	36,981
Helmerich & Payne Inc.	6,760	193,809
Liberty Oilfield Services Inc., Class A(a)	5,488	55,923
Nabors Industries Ltd.(a)	406	35,529
Newpark Resources Inc.(a)	5,835	18,847
NexTier Oilfield Solutions Inc.(a)	10,256	39,178
NOV Inc.(a)	24,278	335,279
Oceaneering International Inc.(a)	6,280	83,273
Oil States International Inc.(a)	3,950	22,357
Patterson-UTI Energy Inc.	11,829	94,869
ProPetro Holding Corp.(a)	5,201	39,267
RPC Inc.(a)	3,488	14,650
Select Energy Services Inc., Class A(a)	3,599	21,414
Solaris Oilfield Infrastructure Inc., Class A	2,067	17,983
TETRA Technologies Inc.(a)	7,910	24,442
Tidewater Inc.(a)	2,607	29,511
Transocean Ltd.(a)(b)	36,282	130,978

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
U.S. Silica Holdings Inc.(a)	4,698	$47,450
		2,051,655
Entertainment — 1.0%
AMC Entertainment Holdings Inc., Class A(a)(b)	31,121	1,152,099
Cinemark Holdings Inc.(a)	6,871	106,707
CuriosityStream Inc.(a)(b)	1,600	17,584
IMAX Corp.(a)	3,191	51,503
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	1,835	48,536
Lions Gate Entertainment Corp., Class A(a)(b)	3,819	57,399
Lions Gate Entertainment Corp., Class B, NVS(a)	7,513	100,374
LiveXLive Media Inc.(a)(b)	3,429	12,139
Madison Square Garden Entertainment Corp.(a)(b)	1,579	110,467
Madison Square Garden Sports Corp.(a)	1,096	178,363
Marcus Corp. (The)(a)	1,605	25,792
Sciplay Corp., Class A(a)	1,512	24,328
Skillz Inc., Class A(a)(b)	15,721	221,352
Warner Music Group Corp., Class A	5,802	219,257
World Wrestling Entertainment Inc., Class A	2,807	138,610
		2,464,510
Equity Real Estate Investment Trusts (REITs) — 7.9%
Acadia Realty Trust	4,988	106,743
Agree Realty Corp.	4,228	317,734
Alexander & Baldwin Inc.	4,680	93,694
Alexander’s Inc.	137	38,201
American Assets Trust Inc.	3,222	118,988
American Campus Communities Inc.	8,614	433,370
American Finance Trust Inc.	7,836	66,371
Apartment Income REIT Corp.	9,721	511,713
Apartment Investment & Management Co., Class A	9,664	67,261
Apple Hospitality REIT Inc.	13,374	199,941
Armada Hoffler Properties Inc.	4,013	52,169
Ashford Hospitality Trust Inc.(a)	991	16,054
Bluerock Residential Growth REIT Inc., Class A	1,997	25,502
Braemar Hotels & Resorts Inc.(a)	2,906	14,821
Brandywine Realty Trust	10,903	152,206
Brixmor Property Group Inc.	18,514	426,192
Broadstone Net Lease Inc.	9,668	251,561
CareTrust REIT Inc.	5,548	133,818
CatchMark Timber Trust Inc., Class A	3,262	38,133
Centerspace	820	73,800
Chatham Lodging Trust(a)	3,430	42,120
City Office REIT Inc.	2,819	36,281
Columbia Property Trust Inc.	7,376	122,958
Community Healthcare Trust Inc.	1,512	75,343
CoreSite Realty Corp.	2,631	363,631
Corporate Office Properties Trust	6,992	205,844
Cousins Properties Inc.	9,235	366,814
CTO Realty Growth Inc.	415	23,319
DiamondRock Hospitality Co.(a)	13,087	112,679
DigitalBridge Group Inc.(a)	30,547	212,607
Diversified Healthcare Trust	15,356	59,888
Douglas Emmett Inc.	10,225	341,515
Easterly Government Properties Inc.	5,253	119,243
EastGroup Properties Inc.	2,450	431,739
Empire State Realty Trust Inc., Class A	8,963	102,447
EPR Properties	4,699	236,360
Equity Commonwealth	7,520	197,701
Essential Properties Realty Trust Inc.	7,457	222,219
Farmland Partners Inc.	1,769	22,289
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust Inc.	7,879	$431,612
Four Corners Property Trust Inc.	4,741	136,114
Franklin Street Properties Corp.	6,325	33,017
GEO Group Inc. (The)	995	6,885
Getty Realty Corp.	2,322	73,352
Gladstone Commercial Corp.	2,552	59,155
Gladstone Land Corp.	1,613	37,615
Global Medical REIT Inc.	3,612	56,203
Global Net Lease Inc.	6,436	118,873
Healthcare Realty Trust Inc.	8,681	276,750
Healthcare Trust of America Inc., Class A	13,494	385,793
Hersha Hospitality Trust, Class A(a)	2,465	23,196
Highwoods Properties Inc.	6,439	307,076
Hudson Pacific Properties Inc.	9,425	256,925
Independence Realty Trust Inc.	6,509	125,494
Industrial Logistics Properties Trust	4,206	113,983
Innovative Industrial Properties Inc.	1,498	322,055
iStar Inc.	4,544	110,101
JBG SMITH Properties	6,847	223,418
Kite Realty Group Trust	5,462	110,114
Lexington Realty Trust	17,083	224,641
Life Storage Inc.	4,721	554,057
LTC Properties Inc.	2,643	100,038
Macerich Co. (The)	10,485	170,905
Mack-Cali Realty Corp.	5,566	100,188
Monmouth Real Estate Investment Corp.	6,239	118,791
National Health Investors Inc.	2,934	200,187
National Storage Affiliates Trust	4,827	261,479
NETSTREIT Corp.	1,717	44,556
New Senior Investment Group Inc.	5,401	49,797
NexPoint Residential Trust Inc.	1,417	83,532
Office Properties Income Trust	3,125	90,563
One Liberty Properties Inc.	1,144	34,995
Outfront Media Inc.(a)	9,198	219,740
Paramount Group Inc.	10,659	104,032
Park Hotels & Resorts Inc.(a)	14,902	275,687
Pebblebrook Hotel Trust(b)	8,388	188,646
Pennsylvania REIT(a)	4,519	9,174
Physicians Realty Trust	13,435	254,593
Piedmont Office Realty Trust Inc., Class A	7,896	150,182
Plymouth Industrial REIT Inc.	1,911	44,106
PotlatchDeltic Corp.	4,188	217,525
Preferred Apartment Communities Inc., Class A	3,381	35,636
PS Business Parks Inc.	1,225	188,246
QTS Realty Trust Inc., Class A	4,220	327,936
Rayonier Inc.	8,632	325,513
Retail Opportunity Investments Corp.	7,708	136,200
Retail Properties of America Inc., Class A	13,820	174,270
Retail Value Inc.	1,184	28,937
Rexford Industrial Realty Inc.	8,190	503,849
RLJ Lodging Trust	10,592	151,995
RPT Realty	5,381	68,554
Ryman Hospitality Properties Inc.(a)	3,453	264,845
Sabra Health Care REIT Inc.	13,725	255,148
Safehold Inc.(b)	838	75,688
Saul Centers Inc.	883	40,265
Seritage Growth Properties, Class A(a)	2,566	40,722
Service Properties Trust	9,229	102,719
SITE Centers Corp.	10,798	171,256
SL Green Realty Corp.	4,326	322,114

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital Inc.	7,211	$362,136
STAG Industrial Inc.	9,838	406,506
Summit Hotel Properties Inc.(a)	7,111	64,070
Sunstone Hotel Investors Inc.(a)	13,902	160,429
Tanger Factory Outlet Centers Inc.	6,395	109,802
Terreno Realty Corp.	4,249	290,462
UMH Properties Inc.	2,708	63,042
Uniti Group Inc.	14,706	172,207
Universal Health Realty Income Trust	842	50,310
Urban Edge Properties	7,033	133,627
Urstadt Biddle Properties Inc., Class A	2,179	41,554
Washington REIT	5,414	131,506
Weingarten Realty Investors	7,528	242,326
Whitestone REIT	2,863	25,338
Xenia Hotels & Resorts Inc.(a)	7,084	125,245
		18,730,867
Food & Staples Retailing — 0.6%
Andersons Inc. (The)	1,991	53,160
BJ’s Wholesale Club Holdings Inc.(a)(b)	8,507	430,794
Chefs’ Warehouse Inc. (The)(a)	2,103	60,819
Grocery Outlet Holding Corp.(a)(b)	5,440	180,173
Ingles Markets Inc., Class A	900	53,784
PriceSmart Inc.	1,473	132,187
Rite Aid Corp.(a)(b)	3,489	53,033
SpartanNash Co.	2,308	44,890
Sprouts Farmers Market Inc.(a)	7,346	180,565
United Natural Foods Inc.(a)(b)	3,518	116,516
Weis Markets Inc.	1,040	54,756
		1,360,677
Food Products — 1.3%
AppHarvest Inc.(a)(b)	3,903	46,524
B&G Foods Inc.	4,039	116,000
Calavo Growers Inc.	1,073	60,453
Cal-Maine Foods Inc.	2,385	83,213
Flowers Foods Inc.	11,932	281,118
Fresh Del Monte Produce Inc.	1,922	59,313
Hain Celestial Group Inc. (The)(a)(b)	5,079	202,703
Hostess Brands Inc.(a)(b)	8,296	133,483
Ingredion Inc.	4,150	364,411
J&J Snack Foods Corp.	950	156,161
John B Sanfilippo & Son Inc.	588	54,308
Laird Superfood Inc.(a)(b)	115	3,208
Lancaster Colony Corp.	1,188	235,069
Mission Produce Inc.(a)	621	12,029
Pilgrim’s Pride Corp.(a)	3,019	66,871
Post Holdings Inc.(a)(b)	3,612	369,652
Sanderson Farms Inc.	1,240	231,682
Seaboard Corp.	16	65,760
Simply Good Foods Co. (The)(a)	5,262	197,220
Tattooed Chef Inc.(a)(b)	2,400	47,328
Tootsie Roll Industries Inc.	1,112	38,242
TreeHouse Foods Inc.(a)(b)	3,531	156,776
Utz Brands Inc.	3,393	76,817
Vital Farms Inc.(a)	1,040	18,106
Whole Earth Brands Inc.(a)	2,042	26,260
		3,102,707
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,108	138,046
National Fuel Gas Co.	5,654	290,785
Security	Shares	Value

Gas Utilities (continued)
New Jersey Resources Corp.	6,019	$231,852
Northwest Natural Holding Co.	1,966	102,802
ONE Gas Inc.	3,282	242,146
South Jersey Industries Inc.	7,048	177,398
Southwest Gas Holdings Inc.	3,606	252,168
Spire Inc.	3,213	227,962
		1,663,159
Health Care Equipment & Supplies — 3.7%
Accelerate Diagnostics Inc.(a)(b)	2,186	16,308
Accuray Inc.(a)(b)	6,141	25,178
Acutus Medical Inc.(a)	536	8,254
Alphatec Holdings Inc.(a)	3,872	57,073
AngioDynamics Inc.(a)	2,352	62,634
Asensus Surgical Inc.(a)	15,015	35,135
Aspira Women’s Health Inc.(a)	3,601	16,132
AtriCure Inc.(a)	2,847	240,458
Atrion Corp.	85	53,460
Avanos Medical Inc.(a)	3,070	116,476
Axogen Inc.(a)	2,267	46,179
Axonics Inc.(a)	2,133	144,937
BioLife Solutions Inc.(a)	1,914	89,767
Butterfly Network Inc.(a)	8,053	86,489
Cardiovascular Systems Inc.(a)	2,537	102,216
Cerus Corp.(a)(b)	11,072	55,803
ClearPoint Neuro Inc.(a)	969	21,541
Co-Diagnostics Inc.(a)(b)	1,509	15,256
Conformis Inc.(a)	12,166	18,127
CONMED Corp.	1,816	250,499
CryoLife Inc.(a)	2,454	66,258
CryoPort Inc.(a)(b)	2,853	176,087
Cutera Inc.(a)(b)	1,129	58,652
CytoSorbents Corp.(a)	2,336	17,777
DarioHealth Corp.(a)	931	13,816
Eargo Inc.(a)	672	24,192
Envista Holdings Corp.(a)	10,031	432,135
Establishment Labs Holdings Inc.(a)	1,342	106,407
Glaukos Corp.(a)	2,896	147,696
Globus Medical Inc., Class A(a)	4,806	399,715
Haemonetics Corp.(a)	3,184	193,555
Heska Corp.(a)	622	149,715
ICU Medical Inc.(a)	1,216	247,201
Inari Medical Inc.(a)	538	48,307
Inogen Inc.(a)	1,178	93,969
Integer Holdings Corp.(a)	2,067	202,339
Integra LifeSciences Holdings Corp.(a)	4,376	316,779
Intersect ENT Inc.(a)	2,156	50,343
Invacare Corp.(a)	2,586	18,697
iRhythm Technologies Inc.(a)	1,844	94,265
Lantheus Holdings Inc.(a)(b)	4,264	111,589
LeMaitre Vascular Inc.	1,081	58,871
LivaNova PLC(a)	3,052	263,388
Meridian Bioscience Inc.(a)	2,707	55,493
Merit Medical Systems Inc.(a)	3,084	216,158
Mesa Laboratories Inc.	303	89,237
Natus Medical Inc.(a)	2,196	58,633
Neogen Corp.(a)	6,596	287,322
Neuronetics Inc.(a)(b)	1,390	18,431
Nevro Corp.(a)	2,146	332,630
NuVasive Inc.(a)	3,238	207,070
OraSure Technologies Inc.(a)	4,479	52,807

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Ortho Clinical Diagnostics Holdings PLC(a)	4,941	$111,024
Orthofix Medical Inc.(a)	1,332	52,934
OrthoPediatrics Corp.(a)	857	53,854
Outset Medical Inc.(a)(b)	1,263	51,732
PAVmed Inc.(a)	4,090	28,098
Pulmonx Corp.(a)	605	23,994
Pulse Biosciences Inc.(a)(b)	910	18,655
Quidel Corp.(a)(b)	2,406	340,377
Quotient Ltd.(a)	5,927	20,211
Retractable Technologies Inc.(a)(b)	930	10,946
SeaSpine Holdings Corp.(a)	1,898	37,182
Senseonics Holdings Inc.(a)(b)	20,638	63,359
Shockwave Medical Inc.(a)(b)	1,972	358,904
SI-BONE Inc.(a)	1,637	49,667
Sientra Inc.(a)	3,534	29,156
Silk Road Medical Inc.(a)	2,189	109,844
SmileDirectClub Inc.(a)(b)	5,619	39,670
Soliton Inc.(a)(b)	698	15,307
STAAR Surgical Co.(a)	2,896	370,456
Surmodics Inc.(a)	855	47,119
Tactile Systems Technology Inc.(a)	1,254	61,421
Tandem Diabetes Care Inc.(a)	3,871	420,662
TransMedics Group Inc.(a)	1,568	44,719
Treace Medical Concepts Inc.(a)	744	22,513
Vapotherm Inc.(a)	1,392	35,997
Varex Imaging Corp.(a)(b)	2,495	68,113
ViewRay Inc.(a)	7,789	51,719
Zynex Inc.(a)	1,122	15,585
		8,624,674
Health Care Providers & Services — 2.4%
1Life Healthcare Inc.(a)	4,900	132,496
Acadia Healthcare Co. Inc.(a)	5,611	346,311
Accolade Inc.(a)	1,042	48,776
AdaptHealth Corp.(a)	5,958	133,400
Addus HomeCare Corp.(a)	952	82,624
Alignment Healthcare Inc.(a)	1,716	35,744
AMN Healthcare Services Inc.(a)	2,928	294,440
Apollo Medical Holdings Inc.(a)	833	73,612
Apria Inc.(a)	496	15,639
Aveanna Healthcare Holdings Inc.(a)	2,493	25,778
Biodesix Inc.(a)(b)	258	2,423
Brookdale Senior Living Inc.(a)	11,707	88,037
Castle Biosciences Inc.(a)	1,173	81,934
Clover Health Investments Corp.(a)	7,010	56,571
Community Health Systems Inc.(a)	7,782	103,656
CorVel Corp.(a)	579	81,535
Covetrus Inc.(a)	6,307	160,576
Cross Country Healthcare Inc.(a)	2,195	36,042
Ensign Group Inc. (The)	3,222	274,095
Fulgent Genetics Inc.(a)(b)	1,111	102,490
Hanger Inc.(a)	2,469	60,589
HealthEquity Inc.(a)	5,193	384,178
Hims & Hers Health Inc.(a)	4,227	33,436
InfuSystem Holdings Inc.(a)	1,106	20,184
Innovage Holding Corp.(a)	1,151	19,406
Joint Corp. (The)(a)	834	65,878
Magellan Health Inc.(a)	1,268	119,598
MEDNAX Inc.(a)	5,442	158,471
ModivCare Inc.(a)	763	129,710
National HealthCare Corp.	779	60,489
Security	Shares	Value

Health Care Providers & Services (continued)
National Research Corp.	824	$43,491
Ontrak Inc.(a)	472	12,749
Option Care Health Inc.(a)	6,360	131,779
Owens & Minor Inc.	4,688	216,820
Patterson Companies Inc.	5,472	170,343
Pennant Group Inc. (The)(a)	1,622	55,505
PetIQ Inc.(a)	1,553	54,914
Premier Inc., Class A	4,326	154,179
Privia Health Group Inc.(a)	1,258	52,207
Progyny Inc.(a)	2,268	126,305
R1 RCM Inc.(a)	8,563	183,334
RadNet Inc.(a)	2,751	101,072
Select Medical Holdings Corp.	6,719	265,064
Signify Health Inc., Class A(a)	1,462	38,480
SOC Telemed Inc.(a)	3,771	17,309
Surgery Partners Inc.(a)(b)	1,913	104,373
Tenet Healthcare Corp.(a)	6,662	478,598
Tivity Health Inc.(a)	2,429	60,919
Triple-S Management Corp.(a)	1,550	37,711
U.S. Physical Therapy Inc.	826	97,600
		5,630,870
Health Care Technology — 1.1%
Allscripts Healthcare Solutions Inc.(a)(b)	8,873	151,551
American Well Corp., Class A(a)(b)	3,714	43,268
Certara Inc.(a)(b)	2,509	68,270
Change Healthcare Inc.(a)	14,239	309,129
Computer Programs & Systems Inc.	897	28,318
Evolent Health Inc., Class A(a)	5,029	115,365
GoodRx Holdings Inc., Class A(a)(b)	3,926	125,907
Health Catalyst Inc.(a)	2,112	122,623
HealthStream Inc.(a)	1,662	48,547
Icad Inc.(a)	1,433	21,008
Inovalon Holdings Inc., Class A(a)	4,829	182,923
Inspire Medical Systems Inc.(a)	1,697	310,822
Multiplan Corp.(a)(b)	16,237	130,708
NextGen Healthcare Inc.(a)	3,612	58,587
Omnicell Inc.(a)	2,678	392,327
OptimizeRx Corp.(a)	896	49,522
Phreesia Inc.(a)	2,347	160,417
Schrodinger Inc.(a)	2,303	155,844
Sema4 Holdings Corp.(a)(b)	2,846	32,103
Simulations Plus Inc.	960	45,302
Tabula Rasa HealthCare Inc.(a)	1,426	61,261
Vocera Communications Inc.(a)	2,164	90,801
		2,704,603
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment Inc.(a)(b)	3,354	37,095
Bally’s Corp.(a)	1,873	92,245
BJ’s Restaurants Inc.(a)(b)	1,489	60,424
Bloomin’ Brands Inc.(a)	5,110	128,414
Brinker International Inc.(a)	2,848	154,760
Carrols Restaurant Group Inc.(a)	2,341	11,494
Century Casinos Inc.(a)	1,744	19,550
Cheesecake Factory Inc. (The)(a)	2,863	129,579
Choice Hotels International Inc.	1,727	207,067
Chuy’s Holdings Inc.(a)(b)	1,237	40,821
Cracker Barrel Old Country Store Inc.	1,483	201,955
Dave & Buster’s Entertainment Inc.(a)	3,013	100,273
Del Taco Restaurants Inc.	2,193	18,662

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Denny’s Corp.(a)	4,134	$58,165
Dine Brands Global Inc.(a)	1,085	84,055
Drive Shack Inc.(a)(b)	5,309	13,379
El Pollo Loco Holdings Inc.(a)	1,252	23,300
Everi Holdings Inc.(a)	5,564	126,247
Fiesta Restaurant Group Inc.(a)	1,209	16,189
Full House Resorts Inc.(a)	1,984	16,408
GAN Ltd.(a)	903	13,816
Golden Entertainment Inc.(a)	1,214	55,249
Golden Nugget Online Gaming Inc.(a)	2,601	29,808
Hall of Fame Resort & Entertainment Co.(a)	3,787	11,210
Hilton Grand Vacations Inc.(a)	5,354	217,747
Hyatt Hotels Corp., Class A(a)	2,362	188,653
Jack in the Box Inc.	1,393	151,642
Lindblad Expeditions Holdings Inc.(a)(b)	1,877	25,696
Marriott Vacations Worldwide Corp.(a)	2,660	392,004
Monarch Casino & Resort Inc.(a)	839	53,570
Noodles & Co.(a)	2,073	24,752
Papa John’s International Inc.	2,047	233,604
Planet Fitness Inc., Class A(a)(b)	5,166	388,638
PlayAGS Inc.(a)	2,486	19,291
RCI Hospitality Holdings Inc.	520	32,635
Red Robin Gourmet Burgers Inc.(a)	1,028	26,965
Red Rock Resorts Inc., Class A(a)	4,090	161,146
Rush Street Interactive Inc.(a)(b)	3,728	36,721
Ruth’s Hospitality Group Inc.(a)	2,058	41,098
Scientific Games Corp./DE, Class A(a)	3,537	218,268
SeaWorld Entertainment Inc.(a)	3,217	152,518
Shake Shack Inc., Class A(a)	2,268	228,025
Six Flags Entertainment Corp.(a)	4,769	198,152
Travel + Leisure Co.	5,349	277,078
Wendy’s Co. (The)	10,940	253,917
Wingstop Inc.	1,836	314,525
Wyndham Hotels & Resorts Inc.	5,793	417,444
		5,704,254
Household Durables — 1.8%
Aterian Inc.(a)(b)	997	9,003
Bassett Furniture Industries Inc.	610	13,896
Beazer Homes USA Inc.(a)	1,880	34,329
Casper Sleep Inc.(a)	1,375	9,501
Cavco Industries Inc.(a)	530	124,550
Century Communities Inc.	1,839	127,719
Cricut Inc., Class A(a)	1,056	36,041
Dream Finders Homes Inc., Class A(a)(b)	619	14,330
Ethan Allen Interiors Inc.	1,404	33,373
GoPro Inc., Class A(a)	7,873	80,620
Green Brick Partners Inc.(a)	2,985	74,834
Helen of Troy Ltd.(a)	1,511	337,542
Hooker Furniture Corp.	779	25,855
Hovnanian Enterprises Inc., Class A(a)	287	29,960
Installed Building Products Inc.	1,416	169,920
iRobot Corp.(a)	1,754	153,475
KB Home	5,504	233,590
La-Z-Boy Inc.	2,960	99,397
Leggett & Platt Inc.	8,254	396,440
LGI Homes Inc.(a)	1,356	231,740
Lovesac Co. (The)(a)(b)	685	41,579
M/I Homes Inc.(a)	1,855	120,037
MDC Holdings Inc.	3,370	179,688
Meritage Homes Corp.(a)	2,336	253,643
Security	Shares	Value

Household Durables (continued)
Purple Innovation Inc., Class A(a)	3,828	$100,829
Skyline Champion Corp.(a)	3,020	170,328
Sonos Inc.(a)	6,138	204,886
Taylor Morrison Home Corp.(a)	8,050	215,901
TopBuild Corp.(a)	2,056	416,731
TRI Pointe Homes Inc.(a)	7,465	180,056
Tupperware Brands Corp.(a)	3,126	65,302
Universal Electronics Inc.(a)	878	41,038
Vizio Holding Corp., Class A(a)	748	16,478
VOXX International Corp., Class A(a)	1,021	11,660
Vuzix Corp.(a)(b)	3,549	52,525
		4,306,796
Household Products — 0.3%
Central Garden & Pet Co.(a)	583	28,153
Central Garden & Pet Co., Class A, NVS(a)	2,514	108,881
Energizer Holdings Inc.	3,654	156,574
Reynolds Consumer Products Inc.	3,207	91,239
Spectrum Brands Holdings Inc.	2,414	210,863
WD-40 Co.	851	206,785
		802,495
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Inc., Class A	2,032	54,762
Clearway Energy Inc., Class C	4,693	134,595
Ormat Technologies Inc.	2,797	195,063
Sunnova Energy International Inc.(a)(b)	4,005	152,591
		537,011
Industrial Conglomerates — 0.1%
Meta Materials Inc.(a)	3,881	13,583
Raven Industries Inc.	2,271	132,286
		145,869
Insurance — 2.6%
Ambac Financial Group Inc.(a)	3,268	47,451
American Equity Investment Life Holding Co.	4,967	159,391
American National Group Inc.	578	95,358
AMERISAFE Inc.	1,458	83,398
Argo Group International Holdings Ltd.	2,432	126,780
Assured Guaranty Ltd.	4,245	202,953
Axis Capital Holdings Ltd.	5,100	259,437
Brighthouse Financial Inc.(a)	5,497	236,701
BRP Group Inc., Class A(a)	3,014	82,162
CNO Financial Group Inc.	8,588	196,150
eHealth Inc.(a)	1,669	86,805
Employers Holdings Inc.	1,020	42,350
Enstar Group Ltd.(a)	857	220,266
First American Financial Corp.	6,935	466,795
Genworth Financial Inc., Class A(a)	27,811	92,889
GoHealth Inc., Class A(a)	3,475	30,580
Goosehead Insurance Inc., Class A	1,044	125,478
Greenlight Capital Re Ltd., Class A(a)	3,398	29,902
Hanover Insurance Group Inc. (The)	2,429	330,101
HCI Group Inc.	451	45,317
Horace Mann Educators Corp.	1,715	68,274
James River Group Holdings Ltd.	2,320	84,402
Kemper Corp.	3,793	250,376
Kinsale Capital Group Inc.	1,367	244,208
Lemonade Inc.(a)	1,130	98,378
MBIA Inc.(a)(b)	3,280	42,804
Mercury General Corp.	1,832	111,441
MetroMile Inc.(a)(b)	4,679	33,174

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Oscar Health Inc., Class A(a)	2,564	$43,409
Palomar Holdings Inc.(a)	1,392	113,351
Primerica Inc.	2,474	361,748
ProAssurance Corp.	2,298	46,603
RLI Corp.	2,538	275,068
Root Inc./OH, Class A(a)	3,602	27,483
Safety Insurance Group Inc.	597	45,742
Selective Insurance Group Inc.	3,876	315,313
Selectquote Inc.(a)	2,890	51,442
SiriusPoint Ltd.(a)	6,104	59,819
Stewart Information Services Corp.	1,051	62,020
Trupanion Inc.(a)(b)	2,113	243,037
United Fire Group Inc.	1,615	40,246
Universal Insurance Holdings Inc.	1,768	25,035
Unum Group	13,033	357,104
White Mountains Insurance Group Ltd.	200	226,314
		6,187,055
Interactive Media & Services — 0.6%
ANGI Inc.(a)	5,212	59,990
Cargurus Inc.(a)	5,695	162,877
Cars.com Inc.(a)	4,433	53,551
Eventbrite Inc., Class A(a)(b)	4,752	84,443
EverQuote Inc., Class A(a)	614	18,530
fuboTV Inc.(a)	5,809	151,266
Liberty TripAdvisor Holdings Inc., Class A(a)	4,984	20,833
MediaAlpha Inc., Class A(a)(b)	1,388	46,359
QuinStreet Inc.(a)	3,287	60,284
TripAdvisor Inc.(a)	6,128	232,558
TrueCar Inc.(a)	5,771	30,355
Yelp Inc.(a)	4,447	166,318
Zedge Inc., Class B(a)(b)	708	10,875
ZoomInfo Technologies Inc., Class A(a)	6,425	345,344
		1,443,583
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)(b)	1,624	49,532
CarParts.com Inc.(a)	2,303	40,556
Duluth Holdings Inc., Class B(a)(b)	917	13,727
Groupon Inc.(a)	1,469	53,427
Lands’ End Inc.(a)	1,063	40,745
Liquidity Services Inc.(a)	1,626	32,260
Overstock.com Inc.(a)	2,688	187,192
PetMed Express Inc.	1,288	40,430
Porch Group Inc.(a)	4,705	87,184
Poshmark Inc., Class A(a)	889	34,884
PubMatic Inc., Class A(a)	589	17,499
Quotient Technology Inc.(a)	5,046	54,800
Qurate Retail Inc., Series A	23,628	280,228
RealReal Inc. (The)(a)	3,741	61,764
Remark Holdings Inc.(a)(b)	6,633	8,623
Revolve Group Inc., Class A(a)	2,203	153,351
Shutterstock Inc.	1,393	151,127
Stamps.com Inc.(a)	1,141	372,833
Stitch Fix Inc., Class A(a)	4,001	215,734
ThredUp Inc., Class A(a)	988	23,574
Waitr Holdings Inc.(a)(b)	5,499	9,403
		1,928,873
IT Services — 1.6%
Alliance Data Systems Corp.	3,095	288,609
BigCommerce Holdings Inc., Series 1(a)	786	50,901
Security	Shares	Value

IT Services (continued)
Brightcove Inc.(a)	2,586	$29,661
Cantaloupe Inc.(a)	3,692	38,175
Cass Information Systems Inc.	806	35,537
Conduent Inc.(a)	10,876	72,978
CSG Systems International Inc.	2,048	92,897
DigitalOcean Holdings Inc.(a)(b)	1,078	55,517
EVERTEC Inc.	3,734	163,176
Evo Payments Inc., Class A(a)	2,994	87,425
ExlService Holdings Inc.(a)	2,085	236,064
Fastly Inc., Class A(a)	5,411	260,107
GreenBox POS(a)(b)	1,154	10,190
GreenSky Inc., Class A(a)	3,339	21,937
Grid Dynamics Holdings Inc.(a)	1,653	34,796
Hackett Group Inc. (The)	1,764	31,611
I3 Verticals Inc., Class A(a)(b)	1,454	46,412
International Money Express Inc.(a)	1,532	24,803
Limelight Networks Inc.(a)	7,240	20,344
LiveRamp Holdings Inc.(a)	4,289	171,603
Maximus Inc.	3,761	334,729
MoneyGram International Inc.(a)	4,485	46,375
Net 1 UEPS Technologies Inc.(a)(b)	2,737	11,824
Paya Holdings Inc., Class A(a)	3,515	40,387
Perficient Inc.(a)(b)	2,080	196,123
Rackspace Technology Inc.(a)(b)	2,206	39,156
Repay Holdings Corp.(a)	4,713	117,401
Sabre Corp.(a)	19,987	235,647
Shift4 Payments Inc., Class A(a)	2,422	216,018
SolarWinds Corp.	4,519	50,794
Switch Inc., Class A	5,655	116,832
Sykes Enterprises Inc.(a)	2,564	137,584
TTEC Holdings Inc.	1,122	117,249
Tucows Inc., Class A(a)	605	47,045
Unisys Corp.(a)	4,207	94,026
Verra Mobility Corp.(a)	8,559	131,038
		3,704,971
Leisure Products — 0.5%
Acushnet Holdings Corp.	2,097	107,429
American Outdoor Brands Inc.(a)	918	24,768
AMMO Inc.(a)	4,888	33,092
Callaway Golf Co.(a)	7,257	229,902
Clarus Corp.	1,169	33,340
Genius Brands International Inc.(a)(b)	18,240	28,637
Hayward Holdings Inc.(a)(b)	2,528	60,899
Johnson Outdoors Inc., Class A	450	53,266
Latham Group Inc.(a)	1,284	35,028
Malibu Boats Inc., Class A(a)	1,308	109,427
MasterCraft Boat Holdings Inc.(a)	1,109	29,566
Nautilus Inc.(a)(b)	1,964	28,380
Smith & Wesson Brands Inc.	3,336	78,229
Sturm Ruger & Co. Inc.	1,092	81,201
Vista Outdoor Inc.(a)	3,607	145,687
		1,078,851
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.(a)	5,286	193,785
Berkeley Lights Inc.(a)(b)	567	25,844
BioNano Genomics Inc.(a)(b)	17,357	102,927
ChromaDex Corp.(a)(b)	3,252	28,260
Codexis Inc.(a)	3,662	77,488
Fluidigm Corp.(a)	4,564	33,819

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Maravai LifeSciences Holdings Inc., Class A(a)(b)	5,922	$260,390
Medpace Holdings Inc.(a)	1,730	304,376
NanoString Technologies Inc.(a)	2,804	173,680
NeoGenomics Inc.(a)	7,283	335,746
Pacific Biosciences of California Inc.(a)(b)	12,229	393,162
Personalis Inc.(a)	1,833	38,475
Quanterix Corp.(a)	1,719	91,365
Seer Inc., Class A(a)	840	26,830
		2,086,147
Machinery — 3.8%
AgEagle Aerial Systems Inc.(a)(b)	4,068	16,191
Alamo Group Inc.	625	91,731
Albany International Corp., Class A	1,939	167,433
Allison Transmission Holdings Inc.	6,696	267,237
Altra Industrial Motion Corp.	3,794	237,808
Astec Industries Inc.	1,440	88,286
Barnes Group Inc.	2,951	149,527
Blue Bird Corp.(a)	988	24,700
Chart Industries Inc.(a)	2,215	344,322
CIRCOR International Inc.(a)	1,310	40,400
Colfax Corp.(a)	7,347	337,080
Columbus McKinnon Corp./NY	1,825	84,680
Commercial Vehicle Group Inc.(a)	2,119	19,368
Crane Co.	3,048	296,357
Desktop Metal Inc., Class A(a)	9,141	82,269
Douglas Dynamics Inc.	1,523	60,768
Energy Recovery Inc.(a)(b)	2,630	55,625
Enerpac Tool Group Corp.	3,815	97,931
EnPro Industries Inc.	1,304	121,428
ESCO Technologies Inc.	1,637	154,484
Evoqua Water Technologies Corp.(a)	7,466	246,453
ExOne Co. (The)(a)	1,028	17,065
Federal Signal Corp.	3,747	148,419
Flowserve Corp.	8,087	340,382
Franklin Electric Co. Inc.	2,353	192,381
Gates Industrial Corp. PLC(a)(b)	3,925	71,082
Gorman-Rupp Co. (The)	1,225	43,720
Greenbrier Companies Inc. (The)	2,079	88,981
Helios Technologies Inc.	1,905	154,019
Hillenbrand Inc.	4,712	213,454
Hydrofarm Holdings Group Inc.(a)	906	44,702
Hyliion Holdings Corp.(a)(b)	6,323	61,333
Hyster-Yale Materials Handling Inc.	622	44,560
Ideanomics Inc.(a)(b)	19,306	45,755
John Bean Technologies Corp.	1,971	288,909
Kadant Inc.	727	130,955
Kennametal Inc.	5,271	191,074
Lindsay Corp.	678	108,948
Lion Electric Co. (The)(a)	6,119	94,233
Luxfer Holdings PLC	1,828	38,114
Lydall Inc.(a)	1,105	67,626
Manitowoc Co. Inc. (The)(a)	2,229	51,601
Meritor Inc.(a)	4,532	110,264
Miller Industries Inc./TN	667	25,019
Mueller Industries Inc.	3,629	157,499
Mueller Water Products Inc., Class A	10,106	149,771
Nikola Corp.(a)(b)	8,679	103,020
Omega Flex Inc.	182	28,541
Proto Labs Inc.(a)(b)	1,731	135,347
RBC Bearings Inc.(a)	1,565	367,775
Security	Shares	Value

Machinery (continued)
REV Group Inc.	1,618	$24,448
Rexnord Corp.	7,386	416,053
Shyft Group Inc. (The)	2,011	79,314
SPX Corp.(a)	2,837	189,114
SPX FLOW Inc.	2,681	220,244
Standex International Corp.	799	73,508
Tennant Co.	1,159	91,700
Terex Corp.	4,387	210,225
Timken Co. (The)	4,232	336,444
Titan International Inc.(a)	3,203	27,610
TriMas Corp.(a)	2,702	88,409
Trinity Industries Inc.	5,058	137,122
Wabash National Corp.	3,258	47,697
Watts Water Technologies Inc., Class A	1,675	252,523
Welbilt Inc.(a)	8,064	189,423
		8,882,461
Marine — 0.2%
Eagle Bulk Shipping Inc.(a)	792	33,026
Genco Shipping & Trading Ltd.	1,979	34,732
Kirby Corp.(a)	3,754	217,394
Matson Inc.	2,713	182,097
		467,249
Media — 1.1%
Advantage Solutions Inc.(a)(b)	6,579	64,343
AMC Networks Inc., Class A(a)(b)	1,922	96,177
Boston Omaha Corp., Class A(a)(b)	1,070	35,000
Cardlytics Inc.(a)(b)	2,060	259,477
Clear Channel Outdoor Holdings Inc.(a)	29,883	79,489
comScore Inc.(a)	4,480	17,965
Entercom Communications Corp.(a)	7,764	27,717
EW Scripps Co. (The), Class A	3,659	69,814
Gannett Co. Inc.(a)	8,710	50,257
Gray Television Inc.	5,593	123,997
Iheartmedia Inc., Class A(a)	7,030	181,725
John Wiley & Sons Inc., Class A	2,729	160,411
Loral Space & Communications Inc.	770	27,250
Magnite Inc.(a)	8,057	244,127
Meredith Corp.(a)	2,568	112,067
National CineMedia Inc.	4,235	14,738
Nexstar Media Group Inc., Class A	2,658	390,912
Scholastic Corp.	1,947	65,439
Sinclair Broadcast Group Inc., Class A	3,201	90,556
TechTarget Inc.(a)	1,483	108,378
TEGNA Inc.	13,718	243,083
WideOpenWest Inc.(a)	3,373	75,015
		2,537,937
Metals & Mining — 1.3%
Alcoa Corp.(a)	11,625	466,744
Allegheny Technologies Inc.(a)(b)	7,978	163,788
Alpha Metallurgical Resources Inc.(a)	1,163	32,413
Arconic Corp.(a)	6,097	219,126
Carpenter Technology Corp.	3,032	115,671
Century Aluminum Co.(a)	3,204	46,650
Coeur Mining Inc.(a)	16,063	121,115
Commercial Metals Co.	7,378	241,998
Compass Minerals International Inc.	2,098	143,839
Gatos Silver Inc.(a)(b)	1,421	19,382
Gold Resource Corp.	4,990	10,529
Haynes International Inc.	808	30,486

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Hecla Mining Co.	33,331	$222,984
Kaiser Aluminum Corp.	985	119,855
Materion Corp.	1,268	90,484
McEwen Mining Inc.(a)	18,324	21,989
MP Materials Corp.(a)(b)	4,054	152,512
Ryerson Holding Corp.(a)	1,049	16,501
Schnitzer Steel Industries Inc., Class A	1,727	90,529
SunCoke Energy Inc.	5,249	40,575
TimkenSteel Corp.(a)(b)	2,434	32,445
United States Steel Corp.	16,783	444,414
Warrior Met Coal Inc.	3,195	59,651
Worthington Industries Inc.	2,146	137,280
		3,040,960
Mortgage Real Estate Investment — 1.1%
AG Mortgage Investment Trust Inc.	1,029	11,216
Apollo Commercial Real Estate Finance Inc.	8,086	123,069
Arbor Realty Trust Inc.	7,726	141,231
Ares Commercial Real Estate Corp.	2,618	39,479
ARMOUR Residential REIT Inc.	4,583	47,663
Blackstone Mortgage Trust Inc., Class A	8,934	289,640
BrightSpire Capital Inc.	4,909	46,685
Broadmark Realty Capital Inc.	7,724	80,098
Capstead Mortgage Corp.	6,028	38,398
Cherry Hill Mortgage Investment Corp.	1,181	10,877
Chimera Investment Corp.	14,244	209,672
Dynex Capital Inc.	1,886	32,911
Ellington Financial Inc.	2,653	48,232
Granite Point Mortgage Trust Inc.	3,189	44,997
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,912	279,002
Invesco Mortgage Capital Inc.	17,942	61,721
KKR Real Estate Finance Trust Inc.	1,723	36,717
Ladder Capital Corp.	7,976	91,086
MFA Financial Inc.	27,627	129,018
New Residential Investment Corp.	28,695	280,063
New York Mortgage Trust Inc.	23,608	103,167
Orchid Island Capital Inc.	6,592	32,630
PennyMac Mortgage Investment Trust	6,096	120,213
Ready Capital Corp.	3,486	52,708
Redwood Trust Inc.	6,616	78,532
TPG RE Finance Trust Inc.	3,768	49,587
Two Harbors Investment Corp.	19,493	124,950
Western Asset Mortgage Capital Corp.	4,098	12,704
		2,616,266
Multi-Utilities — 0.5%
Avista Corp.	4,008	171,663
Black Hills Corp.	3,907	264,308
MDU Resources Group Inc.	12,560	398,403
NorthWestern Corp.	3,244	201,096
Unitil Corp.	919	48,633
		1,084,103
Multiline Retail — 0.4%
Big Lots Inc.	2,003	115,393
Dillard’s Inc., Class A(b)	451	82,655
Franchise Group Inc.	1,699	57,698
Macy’s Inc.(a)	14,468	245,956
Nordstrom Inc.(a)(b)	6,805	225,245
Ollie’s Bargain Outlet Holdings Inc.(a)	3,539	329,481
		1,056,428
Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.6%
Aemetis Inc.(a)(b)	1,790	$15,698
Alto Ingredients Inc.(a)	4,366	23,140
Altus Midstream Co., Class A	169	10,791
Antero Midstream Corp.	17,790	169,005
Antero Resources Corp.(a)	17,287	235,103
Arch Resources Inc.(a)	955	62,762
Berry Corp.	4,388	24,353
Bonanza Creek Energy Inc.	1,159	44,587
Brigham Minerals Inc., Class A	2,366	46,468
California Resources Corp.(a)(b)	4,773	134,169
Callon Petroleum Co.(a)	2,894	113,908
Centennial Resource Development Inc./DE, Class A(a)	11,653	60,712
Centrus Energy Corp., Class A(a)(b)	641	14,865
Chesapeake Energy Corp.	6,087	329,002
Cimarex Energy Co.	6,392	416,758
Clean Energy Fuels Corp.(a)(b)	7,313	54,921
CNX Resources Corp.(a)	13,688	165,625
Comstock Resources Inc.(a)	3,385	20,581
CONSOL Energy Inc.(a)	1,881	39,520
Contango Oil & Gas Co.(a)	8,666	33,104
CVR Energy Inc.	2,439	33,317
Delek U.S. Holdings Inc.	4,785	83,163
Denbury Inc.(a)	3,128	205,541
Dorian LPG Ltd.	1,687	20,413
Earthstone Energy Inc., Class A(a)	1,510	14,843
EQT Corp.(a)	17,336	318,809
Equitrans Midstream Corp.	25,249	207,547
Extraction Oil & Gas Inc.(a)	1,617	71,940
Gevo Inc.(a)(b)	12,121	73,817
Gran Tierra Energy Inc.(a)(b)	24,035	14,479
HollyFrontier Corp.	9,733	286,150
International Seaways Inc.	2,642	43,461
Kosmos Energy Ltd.(a)	25,668	59,293
Laredo Petroleum Inc.(a)	617	33,972
Magnolia Oil & Gas Corp., Class A(a)	9,055	126,770
Matador Resources Co.	6,837	211,263
Murphy Oil Corp.	9,066	196,823
Northern Oil and Gas Inc.	2,939	50,756
Oasis Petroleum Inc.	1,257	115,279
Ovintiv Inc.	16,255	417,103
Par Pacific Holdings Inc.(a)	3,128	51,237
PBF Energy Inc., Class A(a)	6,052	55,497
PDC Energy Inc.	6,183	244,538
Peabody Energy Corp.(a)	4,370	51,173
Penn Virginia Corp.(a)	989	18,287
Range Resources Corp.(a)	16,131	245,675
Renewable Energy Group Inc.(a)	2,967	181,729
REX American Resources Corp.(a)	384	31,488
Ring Energy Inc.(a)(b)	5,459	14,630
SandRidge Energy Inc.(a)	2,056	12,295
SM Energy Co.	6,855	128,188
Southwestern Energy Co.(a)	40,349	190,044
Talos Energy Inc.(a)	2,013	23,230
Tellurian Inc.(a)	13,484	50,835
Uranium Energy Corp.(a)(b)	14,553	31,580
Vine Energy Inc., Class A(a)	1,493	20,917
W&T Offshore Inc.(a)	5,893	23,867
Whiting Petroleum Corp.(a)	2,451	114,952
World Fuel Services Corp.	4,160	143,353
		6,233,326

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)	1,068	$31,495
Domtar Corp.(a)	3,128	171,758
Glatfelter Corp.	2,914	44,380
Louisiana-Pacific Corp.	6,360	352,598
Mercer International Inc.	2,312	26,889
Neenah Inc.	1,051	52,834
Resolute Forest Products Inc.	4,990	59,581
Schweitzer-Mauduit International Inc.	1,978	77,795
Verso Corp., Class A	1,837	34,940
		852,270
Personal Products — 0.5%
BellRing Brands Inc., Class A(a)	2,488	82,278
Edgewell Personal Care Co.	3,422	140,576
elf Beauty Inc.(a)	2,507	69,218
Herbalife Nutrition Ltd.(a)	5,412	275,687
Inter Parfums Inc.	1,146	88,093
LifeMD Inc.(a)	1,060	10,399
Medifast Inc.	734	209,564
Nu Skin Enterprises Inc., Class A	3,149	169,070
USANA Health Sciences Inc.(a)	735	70,024
Veru Inc.(a)	3,770	25,900
		1,140,809
Pharmaceuticals — 1.5%
9 Meters Biopharma Inc.(a)	14,275	15,417
Aclaris Therapeutics Inc.(a)(b)	2,692	40,192
Aerie Pharmaceuticals Inc.(a)(b)	2,993	47,230
Amneal Pharmaceuticals Inc.(a)	7,336	36,166
Amphastar Pharmaceuticals Inc.(a)	2,425	50,804
Ampio Pharmaceuticals Inc.(a)(b)	11,886	16,759
ANI Pharmaceuticals Inc.(a)	663	22,496
Antares Pharma Inc.(a)	9,974	43,886
Arvinas Inc.(a)	2,057	207,963
Atea Pharmaceuticals Inc.(a)(b)	827	20,708
Athira Pharma Inc.(a)	1,141	10,965
Axsome Therapeutics Inc.(a)	1,711	83,137
BioDelivery Sciences International Inc.(a)	6,814	25,621
Cara Therapeutics Inc.(a)	2,779	33,265
Cassava Sciences Inc.(a)	2,291	159,293
Chiasma Inc.(a)	3,587	14,348
Citius Pharmaceuticals Inc.(a)(b)	7,171	13,553
Collegium Pharmaceutical Inc.(a)(b)	2,304	57,347
Corcept Therapeutics Inc.(a)	6,586	136,791
CorMedix Inc.(a)	2,613	15,182
Cymabay Therapeutics Inc.(a)	3,750	14,775
Durect Corp.(a)	15,272	21,533
Edgewise Therapeutics Inc.(a)(b)	752	13,168
Endo International PLC(a)	14,522	73,481
Esperion Therapeutics Inc.(a)(b)	1,828	28,133
Evolus Inc.(a)	2,249	24,334
EyePoint Pharmaceuticals Inc.(a)	1,340	11,015
Innoviva Inc.(a)(b)	4,064	57,627
Intra-Cellular Therapies Inc.(a)	4,477	153,695
Iterum Therapeutics PLC(a)(b)	12,241	9,534
Jaguar Health Inc.(a)	8,702	12,183
Kala Pharmaceuticals Inc.(a)(b)	2,706	9,336
KemPharm Inc.(a)(b)	1,890	19,070
Lannett Co. Inc.(a)(b)	2,438	11,312
Marinus Pharmaceuticals Inc.(a)	2,188	32,164
Nektar Therapeutics, Class A(a)(b)	11,527	182,011
Security	Shares	Value

Pharmaceuticals (continued)
NGM Biopharmaceuticals Inc.(a)(b)	1,561	$31,829
Novan Inc.(a)(b)	1,000	7,880
Nuvation Bio Inc.(a)(b)	4,034	34,854
Ocular Therapeutix Inc.(a)(b)	4,749	52,286
Odonate Therapeutics Inc.(a)(b)	1,053	3,517
Omeros Corp.(a)(b)	3,971	57,579
Oramed Pharmaceuticals Inc.(a)	1,741	24,705
Pacira BioSciences Inc.(a)	2,777	163,704
Paratek Pharmaceuticals Inc.(a)	2,665	13,858
Perrigo Co. PLC	8,332	400,186
Phathom Pharmaceuticals Inc.(a)(b)	861	27,638
Phibro Animal Health Corp., Class A	1,351	31,978
Pliant Therapeutics Inc.(a)	517	10,443
Prestige Consumer Healthcare Inc.(a)	3,167	166,426
Provention Bio Inc.(a)(b)	3,609	21,907
Reata Pharmaceuticals Inc., Class A(a)(b)	1,669	209,142
Relmada Therapeutics Inc.(a)	942	24,492
Revance Therapeutics Inc.(a)	4,215	122,572
Seelos Therapeutics Inc.(a)	6,331	14,245
SIGA Technologies Inc.(a)	2,634	16,779
Supernus Pharmaceuticals Inc.(a)(b)	3,358	88,416
Tarsus Pharmaceuticals Inc.(a)	407	9,186
TherapeuticsMD Inc.(a)	23,245	23,245
Theravance Biopharma Inc.(a)	3,261	42,328
VYNE Therapeutics Inc.(a)(b)	3,762	10,157
WaVe Life Sciences Ltd.(a)	2,371	13,064
Xeris Pharmaceuticals Inc.(a)(b)	4,565	14,015
Zogenix Inc.(a)(b)	3,623	58,729
Zynerba Pharmaceuticals Inc.(a)	2,715	11,973
		3,431,627
Professional Services — 1.8%
Acacia Research Corp.(a)	3,132	17,665
ASGN Inc.(a)(b)	3,293	333,021
Barrett Business Services Inc.	513	37,557
CACI International Inc., Class A(a)	1,454	388,160
CBIZ Inc.(a)	3,386	109,503
CRA International Inc.	479	41,065
Exponent Inc.	3,204	343,116
Forrester Research Inc.(a)	718	33,638
Franklin Covey Co.(a)	666	24,369
FTI Consulting Inc.(a)	2,113	307,864
Heidrick & Struggles International Inc.	1,277	54,541
Huron Consulting Group Inc.(a)	1,442	70,845
ICF International Inc.	1,113	101,917
Insperity Inc.	2,248	222,664
KBR Inc.	8,804	340,715
Kelly Services Inc., Class A, NVS(a)	2,228	48,838
Kforce Inc.	1,250	78,038
Korn Ferry	3,384	232,616
ManpowerGroup Inc.	3,385	401,393
ManTech International Corp./VA, Class A	1,700	148,682
Rekor Systems Inc.(a)	2,115	16,666
Resources Connection Inc.	2,125	32,916
Science Applications International Corp.	3,587	313,145
Skillsoft Corp.(a)(b)	4,431	38,550
TriNet Group Inc.(a)	2,456	203,799
TrueBlue Inc.(a)	2,268	61,667
Upwork Inc.(a)	5,745	297,534

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Willdan Group Inc.(a)(b)	783	$32,299
		4,332,783
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)(b)	6,923	129,252
eXp World Holdings Inc.(a)	3,530	126,798
Forestar Group Inc.(a)	1,075	22,005
Howard Hughes Corp. (The)(a)	2,824	261,813
Kennedy-Wilson Holdings Inc.	7,677	154,999
Marcus & Millichap Inc.(a)	1,543	61,396
Newmark Group Inc., Class A	10,384	133,746
RE/MAX Holdings Inc., Class A	1,176	40,337
Realogy Holdings Corp.(a)	7,247	128,417
Redfin Corp.(a)	6,453	377,952
RMR Group Inc. (The), Class A	1,062	41,673
St Joe Co. (The)	1,972	89,272
		1,567,660
Road & Rail — 0.7%
ArcBest Corp.	1,594	94,222
Avis Budget Group Inc.(a)	3,225	266,933
Covenant Logistics Group Inc., Class A(a)	729	15,316
Daseke Inc.(a)(b)	3,897	26,928
Heartland Express Inc.	2,940	50,068
HyreCar Inc.(a)	1,117	19,525
Landstar System Inc.	2,333	366,281
Marten Transport Ltd.	3,611	57,126
Ryder System Inc.	3,338	254,189
Saia Inc.(a)	1,631	368,606
Schneider National Inc., Class B.	2,211	49,615
U.S. Xpress Enterprises Inc., Class A(a)	1,284	11,209
Werner Enterprises Inc.	3,486	159,345
Yellow Corp.(a)	3,072	15,975
		1,755,338
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research Inc., Class A(a)	653	60,638
Allegro MicroSystems Inc.(a)	2,593	71,074
Alpha & Omega Semiconductor Ltd.(a)	1,330	34,567
Ambarella Inc.(a)	2,266	223,178
Amkor Technology Inc.	6,678	164,546
Atomera Inc.(a)	1,246	21,992
Axcelis Technologies Inc.(a)	2,131	82,150
AXT Inc.(a)	2,574	26,255
CEVA Inc.(a)	1,446	71,779
Cirrus Logic Inc.(a)	3,557	293,773
CMC Materials Inc.	1,809	261,654
Cohu Inc.(a)	3,070	108,709
CyberOptics Corp.(a)	472	22,113
Diodes Inc.(a)	2,628	215,496
DSP Group Inc.(a)	1,510	24,236
eMagin Corp.(a)	4,178	12,242
FormFactor Inc.(a)	4,862	181,158
Ichor Holdings Ltd.(a)	1,776	91,588
Impinj Inc.(a)	1,454	66,884
Kopin Corp.(a)(b)	4,695	31,644
Kulicke & Soffa Industries Inc.	3,861	209,884
Lattice Semiconductor Corp.(a)	8,468	480,559
MACOM Technology Solutions Holdings Inc.(a)(b)	2,909	179,543
Magnachip Semiconductor Corp.(a)	2,909	60,449
MaxLinear Inc.(a)	4,294	207,100
NeoPhotonics Corp.(a)(b)	3,309	32,097
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVE Corp.	304	$22,821
Onto Innovation Inc.(a)	3,057	214,235
PDF Solutions Inc.(a)	1,720	32,181
Photronics Inc.(a)	4,013	53,654
Power Integrations Inc.	3,726	361,385
Rambus Inc.(a)	7,231	171,085
Semtech Corp.(a)	4,014	248,507
Silicon Laboratories Inc.(a)	2,756	410,616
SiTime Corp.(a)	796	107,969
SkyWater Technology Inc.(a)	462	7,974
SMART Global Holdings Inc.(a)	916	42,905
SunPower Corp.(a)	5,057	125,262
Synaptics Inc.(a)(b)	2,204	334,832
Ultra Clean Holdings Inc.(a)	2,726	147,231
Veeco Instruments Inc.(a)	3,223	74,774
		5,590,739
Software — 5.9%
8x8 Inc.(a)	6,878	175,802
A10 Networks Inc.(a)	3,771	48,156
ACI Worldwide Inc.(a)	7,315	250,904
Agilysys Inc.(a)	1,312	72,895
Alarm.com Holdings Inc.(a)	2,819	234,597
Altair Engineering Inc., Class A(a)(b)	2,797	195,119
Alteryx Inc., Class A(a)	3,693	285,838
American Software Inc./GA, Class A	1,894	41,668
Appfolio Inc., Class A(a)(b)	1,093	154,769
Appian Corp.(a)	2,440	284,089
Asana Inc., Class A(a)	1,621	115,188
Avaya Holdings Corp.(a)	4,792	116,062
Benefitfocus Inc.(a)	1,995	26,254
Blackbaud Inc.(a)	3,052	217,699
Blackline Inc.(a)	3,210	367,192
Bottomline Technologies DE Inc.(a)	2,516	101,546
Box Inc., Class A(a)	9,213	220,375
BTRS Holdings Inc.(a)(b)	4,029	47,180
C3.ai Inc., Class A(a)	1,039	52,314
CDK Global Inc.	7,494	359,637
Cerence Inc.(a)(b)	2,363	254,046
ChannelAdvisor Corp.(a)(b)	1,899	44,228
Cleanspark Inc.(a)(b)	2,064	27,864
Cloudera Inc.(a)	13,972	221,736
CommVault Systems Inc.(a)	2,893	218,682
Cornerstone OnDemand Inc.(a)	3,885	186,247
Datto Holding Corp.(a)	1,324	34,543
Digimarc Corp.(a)(b)	817	23,448
Digital Turbine Inc.(a)(b)	4,818	303,293
Dolby Laboratories Inc., Class A	4,054	393,643
Domo Inc., Class B(a)	1,790	158,111
Duck Creek Technologies Inc.(a)	2,076	91,199
E2open Parent Holdings Inc.(a)	7,801	78,400
Ebix Inc.	1,504	45,451
eGain Corp.(a)	1,288	15,031
Envestnet Inc.(a)	2,878	216,512
Everbridge Inc.(a)	2,305	325,512
FireEye Inc.(a)	14,853	300,031
Intelligent Systems Corp.(a)	410	13,854
InterDigital Inc.	1,908	125,718
Intrusion Inc.(a)(b)	915	4,154
j2 Global Inc.(a)	2,632	371,823
Jamf Holding Corp.(a)(b)	2,265	74,315

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
JFrog Ltd.(a)(b)	778	$34,092
Kaleyra Inc.(a)	1,084	10,981
KnowBe4 Inc., Class A(a)(b)	732	15,526
LivePerson Inc.(a)(b)	3,953	251,767
Marathon Digital Holdings Inc.(a)(b)	5,758	159,093
McAfee Corp., Class A	2,193	59,364
Medallia Inc.(a)(b)	5,316	180,053
MicroStrategy Inc., Class A(a)	481	301,111
Mimecast Ltd.(a)	3,691	205,035
Mitek Systems Inc.(a)	2,725	60,250
Model N Inc.(a)	1,973	63,866
Momentive Global Inc.(a)	7,707	161,847
nCino Inc.(a)(b)	976	62,044
New Relic Inc.(a)	3,425	236,599
Nutanix Inc., Class A(a)	12,585	453,312
Olo Inc., Class A(a)	1,319	46,257
ON24 Inc.(a)(b)	583	21,291
OneSpan Inc.(a)	2,144	52,892
Pagerduty Inc.(a)(b)	3,627	147,220
Ping Identity Holding Corp.(a)	2,352	51,909
Progress Software Corp.	2,784	126,922
PROS Holdings Inc.(a)	2,523	109,549
Q2 Holdings Inc.(a)	3,241	334,828
QAD Inc., Class A	755	65,496
Qualtrics International Inc., Class A(a)	3,617	150,937
Qualys Inc.(a)	2,093	212,565
Rapid7 Inc.(a)(b)	3,221	366,389
Rimini Street Inc.(a)	2,044	17,762
Riot Blockchain Inc.(a)(b)	5,238	172,592
SailPoint Technologies Holdings Inc.(a)	5,790	289,442
SEMrush Holdings Inc., Class A(a)	743	14,853
ShotSpotter Inc.(a)	534	24,404
Smith Micro Software Inc.(a)(b)	3,018	17,082
Sprout Social Inc., Class A(a)	1,749	155,381
SPS Commerce Inc.(a)	2,253	245,464
Sumo Logic Inc.(a)(b)	1,059	21,868
Telos Corp.(a)	1,570	43,991
Tenable Holdings Inc.(a)	4,290	183,612
Teradata Corp.(a)	6,821	338,731
Upland Software Inc.(a)	1,675	60,300
Varonis Systems Inc.(a)(b)	6,380	390,456
Verint Systems Inc.(a)	4,074	173,838
Veritone Inc.(a)(b)	1,737	35,921
Vertex Inc., Class A(a)	1,745	32,980
Viant Technology Inc., Class A(a)	764	13,210
VirnetX Holding Corp.(a)	4,002	16,408
Vonage Holdings Corp.(a)	14,837	211,576
Workiva Inc., Class A(a)	2,511	325,852
Xperi Holding Corp.	6,572	136,500
Yext Inc.(a)	6,447	84,004
Zix Corp.(a)	3,703	27,439
Zuora Inc., Class A(a)	6,779	117,209

		13,987,195
Specialty Retail — 2.6%
Aaron’s Co. Inc. (The)	2,199	63,485
Abercrombie & Fitch Co., Class A(a)	3,914	147,988
Academy Sports & Outdoors Inc.(a)	2,479	91,847
American Eagle Outfitters Inc.	9,429	325,018
America’s Car-Mart Inc./TX(a)	394	62,646
Arko Corp.(a)(b)	3,791	31,465
Security	Shares	Value

Specialty Retail (continued)
Asbury Automotive Group Inc.(a)	1,213	$249,223
Barnes & Noble Education Inc.(a)	2,143	17,894
Bed Bath & Beyond Inc.(a)	6,731	192,103
Big 5 Sporting Goods Corp.	1,349	29,570
Blink Charging Co.(a)	1,891	65,296
Boot Barn Holdings Inc.(a)	1,847	159,618
Buckle Inc. (The)	1,844	77,596
Caleres Inc.	2,446	60,514
Camping World Holdings Inc., Class A	2,476	97,455
CarLotz Inc.(a)(b)	4,296	19,074
Cato Corp. (The), Class A	1,313	21,665
Chico’s FAS Inc.(a)	7,939	49,063
Children’s Place Inc. (The)(a)	929	78,343
Citi Trends Inc.(a)	619	49,365
Conn’s Inc.(a)	1,253	27,867
Container Store Group Inc. (The)(a)	1,317	13,855
Designer Brands Inc. , Class A(a)	3,811	55,526
Dick’s Sporting Goods Inc.	4,088	425,724
Express Inc.(a)	4,515	21,175
Foot Locker Inc.	6,439	367,409
Genesco Inc.(a)	925	53,141
Group 1 Automotive Inc.	1,083	188,160
GrowGeneration Corp.(a)(b)	3,160	128,517
Guess? Inc.	2,506	55,934
Haverty Furniture Companies Inc.	1,084	39,013
Hibbett Inc.	1,031	91,409
JOANN Inc.	744	11,502
Kirkland’s Inc.(a)(b)	884	17,203
Lazydays Holdings Inc.(a)	496	10,352
Leslie’s Inc.(a)(b)	5,830	141,961
Lumber Liquidators Holdings Inc.(a)(b)	1,874	35,756
MarineMax Inc.(a)	1,379	74,176
Monro Inc.	2,115	122,670
Murphy USA Inc.	1,545	227,903
National Vision Holdings Inc.(a)	5,079	274,164
ODP Corp. (The)(a)	3,362	159,124
OneWater Marine Inc., Class A	643	30,208
Party City Holdco Inc.(a)	7,082	60,480
Penske Automotive Group Inc.	2,028	179,681
Petco Health & Wellness Co. Inc.(a)	4,549	93,846
Rent-A-Center Inc./TX	3,718	212,744
Sally Beauty Holdings Inc.(a)	7,077	133,897
Shift Technologies Inc.(a)	3,799	32,102
Shoe Carnival Inc.	1,178	39,699
Signet Jewelers Ltd.	3,274	210,649
Sleep Number Corp.(a)	1,530	151,791
Sonic Automotive Inc., Class A	1,517	82,752
Sportsman’s Warehouse Holdings Inc.(a)	2,738	48,380
Tilly’s Inc., Class A	1,567	23,239
TravelCenters of America Inc.(a)	919	26,578
Urban Outfitters Inc.(a)	4,312	160,320
Vroom Inc.(a)(b)	2,230	82,599
Winmark Corp.	183	38,580

Zumiez Inc.(a)	1,362	59,451
		6,098,765

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)	7,796	214,702
Avid Technology Inc.(a)	2,671	99,869
Corsair Gaming Inc.(a)(b)	1,365	39,844
Diebold Nixdorf Inc.(a)	5,130	53,403

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)(b)	3,836	$28,310
Immersion Corp.(a)	1,448	10,947
NCR Corp.(a)	8,206	364,346
Pure Storage Inc., Class A(a)	16,199	316,204
Quantum Corp.(a)	3,863	23,951
Super Micro Computer Inc.(a)	2,788	106,056
Turtle Beach Corp.(a)	954	29,479
Xerox Holdings Corp.	10,196	246,029
		1,533,140
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	2,715	265,364
Columbia Sportswear Co.	1,875	186,787
Crocs Inc.(a)	4,062	551,660
Fossil Group Inc.(a)(b)	3,054	38,541
G-III Apparel Group Ltd.(a)	2,804	83,727
Hanesbrands Inc.	21,697	396,187
Kontoor Brands Inc.	2,947	163,205
Levi Strauss & Co., Class A	5,155	141,866
Movado Group Inc.	1,093	32,867
Oxford Industries Inc.	1,060	92,146
PLBY Group Inc.(a)	1,267	35,704
Ralph Lauren Corp.	2,994	339,879
Rocky Brands Inc.	426	23,174
Skechers U.S.A. Inc., Class A(a)	8,323	446,779
Steven Madden Ltd.	4,830	211,699
Unifi Inc.(a)	949	22,387
Vera Bradley Inc.(a)	1,495	16,460
Wolverine World Wide Inc.	5,235	175,582
		3,224,014
Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)	3,208	153,503
Capitol Federal Financial Inc.	6,788	75,279
Columbia Financial Inc.(a)	3,527	63,627
Essent Group Ltd.	7,125	321,836
Federal Agricultural Mortgage Corp., Class C, NVS	546	53,235
Flagstar Bancorp. Inc.	2,955	135,221
HomeStreet Inc.	509	19,194
Kearny Financial Corp./MD	5,238	63,013
Merchants Bancorp./IN	1,129	41,367
Meridian Bancorp. Inc.	3,679	70,306
Meta Financial Group Inc.	1,437	71,419
MGIC Investment Corp.	21,485	297,352
Mr Cooper Group Inc.(a)	4,279	159,093
New York Community Bancorp. Inc.	29,394	346,261
NMI Holdings Inc., Class A(a)	5,562	122,475
Northfield Bancorp. Inc.	2,874	47,277
Northwest Bancshares Inc.	5,041	67,096
Ocwen Financial Corp.(a)	569	14,879
PennyMac Financial Services Inc.	2,401	150,999
Premier Financial Corp.	2,536	67,914
Provident Financial Services Inc.	4,513	97,481
Radian Group Inc.	12,157	274,505
Rocket Companies Inc., Class A	8,494	146,437
TFS Financial Corp.	3,254	63,388
TrustCo Bank Corp. NY	786	26,433
UWM Holdings Corp.(b)	3,270	24,950
Walker & Dunlop Inc.	1,902	196,819
Washington Federal Inc.	5,017	161,899
Waterstone Financial Inc.	1,940	38,276
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	1,477	$64,663
		3,436,197
Tobacco — 0.1%
22nd Century Group Inc.(a)	10,392	33,358
Turning Point Brands Inc.	760	40,295
Universal Corp./VA	1,578	82,309
Vector Group Ltd.	7,994	106,800
		262,762
Trading Companies & Distributors — 1.3%
Air Lease Corp.	6,719	284,617
Applied Industrial Technologies Inc.	2,423	217,343
Beacon Roofing Supply Inc.(a)	3,472	185,683
BlueLinx Holdings Inc.(a)	599	25,733
Boise Cascade Co.	2,470	126,340
CAI International Inc.	1,025	57,205
DXP Enterprises Inc./TX(a)	1,180	38,527
GATX Corp.	2,187	201,751
Global Industrial Co.	960	37,939
GMS Inc.(a)	2,723	133,781
H&E Equipment Services Inc.	2,096	71,327
Herc Holdings Inc.(a)	1,581	196,107
McGrath RentCorp.	1,531	120,061
MRC Global Inc.(a)(b)	3,822	35,048
MSC Industrial Direct Co. Inc., Class A	2,880	256,810
NOW Inc.(a)	7,127	70,343
Rush Enterprises Inc., Class A	2,730	128,283
Titan Machinery Inc.(a)	1,280	36,518
Triton International Ltd.	4,145	218,815
Univar Solutions Inc.(a)	10,579	259,609
Veritiv Corp.(a)	776	47,553
WESCO International Inc.(a)	2,752	292,950
		3,042,343
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	4,624	182,648
Water Utilities — 0.3%
American States Water Co.	2,309	203,931
California Water Service Group	3,204	200,827
Middlesex Water Co.	1,117	113,643
SJW Group.	1,740	119,938
		638,339
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)	3,256	33,765
Shenandoah Telecommunications Co.	3,143	165,919
Telephone and Data Systems Inc.	6,272	140,179
U.S. Cellular Corp.(a)	958	34,833
		374,696
Total Common Stocks — 99.7%
(Cost: $228,678,841)		234,878,728

Preferred Stocks

Industrial Conglomerates — 0.0%
Meta Materials Inc., 0.00%	7,764	9,006
Total Preferred Stocks — 0.0%
(Cost: $7,512)		9,006

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(d)(e)(f)	21,334,457	$21,345,124
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(d)(e)	560,000	560,000
		21,905,124
Total Short-Term Investments — 9.3%
(Cost: $21,904,191)		21,905,124
Total Investments in Securities — 109.0%
(Cost: $250,590,544)		256,792,858
Other Assets, Less Liabilities — (9.0)%		(21,234,712)
Net Assets — 100.0%		$235,558,146

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,795,424	$7,550,466	(a)	$—	$(835)	$69	$21,345,124	21,334,457	$49,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	300,000	(a)	—	—	—	560,000	560,000	7		—
					$(835)	$69	$21,905,124		$49,986		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	09/17/21	$555	$(2,631)

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$234,878,728	$—	$—	$234,878,728
Preferred Stocks	—	9,006	—	9,006
Money Market Funds	21,905,124	—	—	21,905,124
	$256,783,852	$9,006	$—	$256,792,858
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,631)	$—	$—	$(2,631)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust